United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Six months ended 04/30/11

Item 1.                      Reports to Stockholders

Federated Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.023	0.032	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.023	0.032	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.52%	2.38%	3.22%	2.88%
Ratios to Average Net Assets:
Net expenses	0.49%[3]	0.53%	0.60%[4]	0.56%[4]	0.55%	0.55%
Net investment income	0.01%[3]	0.01%	0.50%	2.34%	3.18%	2.84%
Expense waiver/reimbursement[5]	0.48%[3]	0.31%	0.26%	0.26%	0.29%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,182	$97,288	$269,519	$265,803	$306,204	$268,432
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.56% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$2.43
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.57% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.83 and $2.86, repectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.2%
Municipal Notes	15.2%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.2%
8-30 Days	0.0%
31-90 Days	1.3%
91-180 Days	7.4%
181 Days or more	6.5%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.4%[1,2]
	Alabama – 99.4%
$2,000,000	Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.260%, 5/5/2011	2,000,000
3,215,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.380%, 5/5/2011	3,215,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.290%, 5/5/2011	3,470,000
3,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.390%, 5/5/2011	3,400,000
515,000	Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 1.110%, 5/5/2011	515,000
1,240,000	Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 0.970%, 5/5/2011	1,240,000
1,150,000	Anniston, AL Waterworks & Sewer Board, (Series 2010), 2.00% Bonds, 6/1/2011	1,151,115
1,990,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/5/2011	1,990,000
1,100,000	Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.000%, 5/5/2011	1,100,000
1,180,000	Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 0.400%, 5/5/2011	1,180,000
893,000	Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/5/2011	893,000
2,000,000	Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.650%, 5/4/2011	2,000,000
4,000,000	Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.280%, 5/6/2011	4,000,000
4,000,000	Birmingham, AL, GO Refunding Warrants (Series 2006-A), 4.00% Bonds, 4/1/2012	4,114,888
3,400,000	Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.330%, 5/5/2011	3,400,000
7,400,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.450%, 5/5/2011	7,400,000
8,760,000	Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.730%, 5/5/2011	8,760,000
3,795,000	Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.320%, 5/4/2011	3,795,000
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Principal Amount		Value
$875,000	Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.500%, 5/6/2011	875,000
1,525,000	Huntsville, AL, (Series 2010-A), 3.00% Bonds, 9/1/2011	1,538,311
2,400,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.320%, 5/5/2011	2,400,000
3,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.320%, 5/5/2011	3,000,000
5,000,000	Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.00% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	5,000,000
700,000	Montgomery County, AL, Warrants (Series A), 2.00% Bonds, 11/1/2011	705,260
3,000,000	Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.260%, 5/5/2011	3,000,000
880,000	Saraland, AL, GO Warrants, 3.00% Bonds, 1/1/2012	894,310
910,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.450%, 5/5/2011	910,000
4,100,000	Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.320%, 5/4/2011	4,100,000
1,500,000	Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/4/2011	1,500,000
4,000,000	Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/4/2011	4,000,000
3,000,000	Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.910%, 5/5/2011	3,000,000
135,000	Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.310%, 5/5/2011	135,000
3,000,000	Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.240%, 5/4/2011	3,000,000
	TOTAL MUNICIPAL INVESTMENTS — 99.4% (AT AMORTIZED COST)[3]	87,681,884
	OTHER ASSETS AND LIABILITIES - NET — 0.6%[4]	499,827
	TOTAL NET ASSETS — 100%	$88,181,711

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Securities that are subject to the federal alternative minimum tax (AMT) represent 45.0% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.7%	2.3%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$87,681,884
Cash		464,946
Income receivable		88,875
Receivable for shares sold		1,500
TOTAL ASSETS		88,237,205
Liabilities:
Payable for shares redeemed	$20,000
Payable for investment adviser fee (Note 4)	113
Payable for Directors'/Trustees' fees	265
Payable for shareholder services fee (Note 4)	12,760
Payable for share registration costs	16,475
Accrued expenses	5,881
TOTAL LIABILITIES		55,494
Net assets for 88,160,618 shares outstanding		$88,181,711
Net Assets Consist of:
Paid-in capital		$88,160,618
Accumulated net realized gain on investments		21,752
Distributions in excess of net investment income		(659)
TOTAL NET ASSETS		$88,181,711
Net Asset Value, Offering Price and Redemption Proceeds Per Share
$88,181,711 ÷ 88,160,618 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$256,127
Expenses:
Investment adviser fee (Note 4)		$205,519
Administrative fee (Note 4)		74,384
Custodian fees		2,283
Transfer and dividend disbursing agent fees and expenses		23,467
Directors'/Trustees' fees		780
Auditing fees		9,182
Legal fees		3,329
Portfolio accounting fees		20,797
Shareholder services fee (Note 4)		120,013
Account administration fee		7,842
Share registration costs		19,123
Printing and postage		8,720
Insurance premiums		2,249
Miscellaneous		323
TOTAL EXPENSES		498,011
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(190,288)
Waiver of administrative fee	(11,883)
Waiver of shareholder services fee	(43,643)
Reimbursement of shareholder services fee	(1,946)
TOTAL WAIVERS AND REIMBURSEMENT		(247,760)
Net expenses			250,251
Net investment income			5,876
Net realized gain on investments			22,381
Change in net assets resulting from operations			$28,257

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,876	$24,351
Net realized gain on investments	22,381	4,796
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,257	29,147
Distributions to Shareholders:
Distributions from net investment income	(6,439)	(24,440)
Distributions from net realized gain on investments	(5,254)	(10,672)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,693)	(35,112)
Share Transactions:
Proceeds from sale of shares	118,532,825	244,122,860
Net asset value of shares issued to shareholders in payment of distributions declared	10,512	25,066
Cost of shares redeemed	(127,666,251)	(416,373,033)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,122,914)	(172,225,107)
Change in net assets	(9,106,350)	(172,231,072)
Net Assets:
Beginning of period	97,288,061	269,519,133
End of period (including distributions in excess of net investment income of $(659) and $(96), respectively)	$88,181,711	$97,288,061

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Alabama Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Alabama consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2011	Year Ended 10/31/2010
Shares sold	118,532,825	244,122,860
Shares issued to shareholders in payment of distributions declared	10,512	25,066
Shares redeemed	(127,666,251)	(416,373,033)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,122,914)	(172,225,107)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $190,288 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.122% of average daily net assets of the Fund. FAS waived $11,883 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $1,946 of Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $43,643 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.57% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $105,204,661 and $91,275,000, respectively.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 75.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 16.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Alabama Municipal Cash Trust (the “Fund”)

(formerly, Alabama Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

17

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Alabama Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N260

G01120-01 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.006	0.023	0.034	0.031
Net realized gain (loss) on investments	—	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.006	0.023	0.034	0.031
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.006)	(0.023)	(0.034)	(0.031)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.006)	(0.023)	(0.034)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.12%	0.57%	2.37%	3.43%	3.10%
Ratios to Average Net Assets:
Net expenses	0.27%[3]	0.27%	0.31%[4]	0.26%[4]	0.25%	0.25%
Net investment income	0.10%[3]	0.08%	0.58%	2.21%	3.37%	3.08%
Expense waiver/reimbursement[5]	0.32%[3]	0.31%	0.29%	0.28%	0.32%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$303,483	$373,173	$912,333	$888,992	$808,742	$742,268
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.26% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,000.50	$1.34
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.46	$1.35
1	Expenses are equal to the Fund's annualized net expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	57.0%
Municipal Notes	27.2%
Commercial Paper	14.7%
Other Assets and Liabilities — Net[2]	1.1%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.0%
8-30 Days	2.7%
31-90 Days	13.7%
91-180 Days	17.7%
181 Days or more	0.8%
Other Assets and Liabilities — Net[2]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 98.9%[1,2]
	California – 97.4%
$2,765,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.300%, 5/5/2011	2,765,000
17,800,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(U.S. Bank, N.A. LOC), 0.330%, 5/5/2011	17,800,000
2,410,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	2,410,000
10,375,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	10,375,000
3,000,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.340%, 5/5/2011	3,000,000
2,665,000	Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.310%, 5/5/2011	2,665,000
5,300,000	California Educational Facilities Authority, (2008 Series A) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.270%, 5/2/2011	5,300,000
7,900,000	California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.360%, 5/5/2011	7,900,000
7,700,000	California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.310%, 5/5/2011	7,700,000
8,275,000	California Health Facilities Financing Authority, (Series 2004) Weekly VRDNs (Northern California Presbyterian Homes, Inc.)/(Union Bank, N.A. LOC), 0.280%, 5/5/2011	8,275,000
3,065,000	California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.360%, 5/5/2011	3,065,000
4,000,000	California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.360%, 5/5/2011	4,000,000
12,235,000	California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.470%, 5/1/2011	12,235,000
3,010,000	California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.360%, 5/5/2011	3,010,000
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Principal Amount			Value
$5,000,000		California Infrastructure & Economic Development Bank, (Series 2010A) Weekly VRDNs (Saddleback Valley Christian Schools)/(FHLB of San Francisco LOC), 0.310%, 5/5/2011	5,000,000
3,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.330%, 5/5/2011	3,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.290%, 5/5/2011	2,750,000
5,190,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.310%, 5/5/2011	5,190,000
1,200,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.340%, 5/4/2011	1,200,000
5,850,000		California PCFA, (Series 2010A) Weekly VRDNs (Crown Disposal Company, Inc.)/(Union Bank, N.A. LOC), 0.340%, 5/4/2011	5,850,000
3,140,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.340%, 5/4/2011	3,140,000
14,905,000	[3,4]	California Pooled School Districts, SPEARs (Series DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 5/5/2011	14,905,000
25,000,000		California State University Institute, (Series A), 0.30% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/2/2011	25,000,000
47,935,000	[3,4]	California State, DCL Floater Certificates (Series 2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	47,935,000
21,000,000	[3,4]	California State, Floater Certificates (Series 2008-3162) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank LIQ), 0.360%, 5/5/2011	21,000,000
10,000,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/4/2011	10,000,000
10,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/10/2011	10,000,000
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Principal Amount			Value
$15,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/23/2011	15,000,000
24,035,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 5/5/2011	24,035,000
1,640,000		California Statewide CDA, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.340%, 5/5/2011	1,640,000
3,900,000		California Statewide CDA, (Series 2005) Weekly VRDNs (University of San Diego) /(Wells Fargo Bank, N.A. LOC), 0.260%, 5/4/2011	3,900,000
5,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.340%, 5/5/2011	5,500,000
9,050,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	9,050,000
5,385,000		California Statewide CDA, (Series 2008C) Weekly VRDNs (Los Angeles County Museum of Art)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/4/2011	5,385,000
20,000,000		California Statewide CDA, (Series 2009D), 0.38% CP (Kaiser Permanente), Mandatory Tender 8/5/2011	20,000,000
2,755,000		California Statewide CDA, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.340%, 5/5/2011	2,755,000
5,900,000		California Statewide CDA, (Series 2010A-1), 2.00% TRANs (Butte County, CA), 6/30/2011	5,913,683
2,800,000		California Statewide CDA, (Series 2010A-5), 2.00% TRANs (Pacific Grove, CA), 6/30/2011	2,805,478
1,895,000		California Statewide CDA, (Series 2010A-6), 2.00% TRANs (Paradise, CA), 6/30/2011	1,898,552
4,250,000		California Statewide CDA, (Series 2010A-7), 2.00% TRANs (Redding, CA), 6/30/2011	4,259,717
13,495,000	[3,4]	California Statewide CDA, Stage Trust (Series 2010-16C), 0.38% TOBs (Southern California Edison Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/22/2011	13,495,000
8,000,000		Ceres, CA USD, 2.00% TRANs, 6/1/2011	8,007,751
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ), 0.290%, 5/5/2011	23,135,000
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6

Principal Amount			Value
$7,675,000	[3,4]	East Side Union High School District, CA, SPEARs (Series DBE-296) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	7,675,000
11,000,000		Fremont, CA Union High School District, 1.50% TRANs, 6/30/2011	11,017,073
12,665,000	[3,4]	Grossmont-Cuyamaca, CA CCD, Stage Trust (Series 2008-31Z), 0.38% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 9/22/2011	12,665,000
10,790,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/15/2011	10,790,000
4,975,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.310%, 5/5/2011	4,975,000
6,150,000		Los Altos, CA School District, 2.00% TRANs, 6/30/2011	6,164,571
8,000,000		Los Angeles County, CA Schools Financing Program, (2010-11, Series F-4), 2.00% TRANs, 2/1/2012	8,067,391
1,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 5/5/2011	1,000,000
39,000,000	[3,4]	Los Angeles, CA USD, Austin Floater Certificates (Series 2008-1049) Weekly VRDNs (Bank of America N.A. LIQ), 0.320%, 5/5/2011	39,000,000
24,475,000	[3,4]	Los Angeles, CA Wastewater System, Stage Trust (Series 2008-7C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 9/15/2011	24,475,000
13,260,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.300%, 5/5/2011	13,260,000
1,850,000		Milpitas, CA USD, 2.00% TRANs, 6/30/2011	1,854,291
10,000,000		Napa Valley, CA USD, 2.00% TRANs, 6/30/2011	10,024,520
15,400,000	[3,4]	Napa Valley, CA USD, Stage Trust (Series 2009-80Z), 0.37% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2011	15,400,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.40%, 5/5/2011	17,800,000
19,845,000	[3,4]	Orange County, CA Sanitation District, Stage Trust (Series 2009-17C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/18/2011	19,845,000
16,300,000	[3,4]	Peralta, CA CCD, Stage Trust (Series 2009-63C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/15/2011	16,300,000
6,000,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.270%, 5/5/2011	6,000,000
5,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.330%, 5/5/2011	5,000,000
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7

Principal Amount			Value
$6,500,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/5/2011	6,500,000
5,000,000		Riverside County, CA, Teeter Obligation (Series B), 0.31% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 6/10/2011	5,000,000
8,855,000	[3,4]	Riverside, CA USD, Floater Certificates (Series 2008-3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.270%, 5/5/2011	8,855,000
37,075,000	[3,4]	SPEARs (Series DB-364) (California Non-AMT) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 5/5/2011	37,075,000
33,750,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 5/5/2011	33,750,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 5/6/2011	20,000,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin Floater Certificates (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 5/5/2011	5,360,000
3,250,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.260%, 5/5/2011	3,250,000
20,415,000	[3,4]	San Diego, CA Housing Authority, P-FLOATs (Series PT-501) Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 5/5/2011	20,415,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.38% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/11/2011	9,945,000
24,675,000	[3,4]	San Francisco, CA Public Utilities Commission (Water Enterprise), Stage Trust (Series 2009-53C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/28/2011	24,675,000
12,000,000	[3,4]	San Jose, CA USD, SPEARs (Series DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	12,000,000
10,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2011	10,023,703
25,885,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/18/2011	25,885,000
3,500,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.250%, 5/5/2011	3,500,000
3,570,000		School Project For Utility Rate Reduction, CA, 2.00% RANs, 8/1/2011	3,578,945
33,965,000		Stockton, CA Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 1.150%, 5/5/2011	33,965,000
9,840,000	[3,4]	Torrance, CA Hospital Revenue Bonds, Stage Trust (Series 2010-17C), 0.38% TOBs (Torrance Memorial Medical Center)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/29/2011	9,840,000
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8

Principal Amount			Value
$17,060,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.330%, 5/4/2011	17,060,000
4,175,000		West Covina, CA Redevelopment Agency, (Series 1988: The Lakes Public Parking Project) Weekly VRDNs (West Covina, CA)/(Wells Fargo Bank, N.A. LOC), 0.340%, 5/4/2011	4,175,000
		TOTAL	918,915,675
		Puerto Rico – 1.5%
5,130,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL Floater Certificates (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	5,130,000
8,740,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11828) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.410%, 5/5/2011	8,740,000
		TOTAL	13,870,000
		TOTAL MUNICIPAL INVESTMENTS — 98.9% (AT AMORTIZED COST)[5]	932,785,675
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[6]	10,086,156
		TOTAL NET ASSETS — 100%	$942,871,831

At April 30, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $477,375,000, which represented 50.6% of total net assets.
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9

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $477,375,000, which represented 50.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
CCD	— Community College District
CDA	— Community Development Authority
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$932,785,675
Income receivable		1,582,767
Receivable for investments sold		9,130,100
Receivable for shares sold		203,557
TOTAL ASSETS		943,702,099
Liabilities:
Payable for shares redeemed	$92,544
Bank overdraft	533,079
Income distribution payable	10,198
Payable for transfer and dividend disbursing agent fees and expenses	104,654
Payable for Directors'/Trustees' fees	3,747
Payable for distribution services fee (Note 4)	15,502
Payable for shareholder services fee (Note 4)	21,871
Payable for share registration costs	35,043
Accrued expenses	13,630
TOTAL LIABILITIES		830,268
Net assets for 942,871,964 shares outstanding		$942,871,831
Net Assets Consist of:
Paid-in capital		$942,871,929
Distributions in excess of net investment income		(98)
TOTAL NET ASSETS		$942,871,831
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$228,752,701 ÷ 228,691,515 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$303,483,150 ÷ 303,478,412 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$164,185,374 ÷ 164,210,527 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$155,260,329 ÷ 155,306,654 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$91,190,277 ÷ 91,184,856 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest		$1,876,227
Expenses:
Investment adviser fee (Note 4)	$2,005,330
Administrative fee (Note 4)	391,724
Custodian fees	18,287
Transfer and dividend disbursing agent fees and expenses	391,808
Directors'/Trustees' fees	4,648
Auditing fees	9,976
Legal fees	8,348
Portfolio accounting fees	84,854
Distribution services fee — Cash II Shares (Note 4)	167,513
Distribution services fee — Cash Series Shares (Note 4)	282,473
Shareholder services fee — Institutional Service Shares (Note 4)	318,720
Shareholder services fee — Cash II Shares (Note 4)	209,392
Shareholder services fee — Institutional Capital Shares (Note 4)	90,167
Shareholder services fee — Cash Series Shares (Note 4)	117,695
Account administration fee — Institutional Service Shares	23,257
Share registration costs	45,344
Printing and postage	35,328
Insurance premiums	3,599
Miscellaneous	4,557
TOTAL EXPENSES	4,213,020
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12

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(1,615,448)
Waiver of administrative fee	(10,210)
Waiver of distribution services fee — Cash II Shares	(102,689)
Waiver of distribution services fee — Cash Series Shares	(245,984)
Waiver of shareholder services fee — Institutional Service Shares	(226,560)
Waiver of shareholder services fee — Cash II Shares	(209,392)
Waiver of shareholder services fee — Institutional Capital Shares	(21,553)
Waiver of shareholder services fee — Cash Series Shares	(117,695)
Reimbursement of shareholder services fee — Institutional Service Shares	(9,791)
Reimbursement of shareholder services fee — Institutional Capital Shares	(262)
TOTAL WAIVERS AND REIMBURSEMENTS		$(2,559,584)
Net expenses			$1,653,436
Net investment income			$222,791

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$222,791	$577,075
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(27,240)	(51,650)
Institutional Shares	(139,089)	(429,148)
Cash II Shares	(16,768)	(25,785)
Institutional Capital Shares	(19,627)	(68,614)
Cash Series Shares	(9,412)	(12,175)
Distributions from net realized gain on investments
Institutional Service Shares	—	(136,260)
Institutional Shares	—	(271,036)
Cash II Shares	—	(61,949)
Institutional Capital Shares	—	(120,829)
Cash Series Shares	—	(26,493)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(212,136)	(1,203,939)
Share Transactions:
Proceeds from sale of shares	1,049,295,029	2,837,929,155
Net asset value of shares issued to shareholders in payment of distributions declared	146,893	833,620
Cost of shares redeemed	(1,322,459,450)	(3,608,351,567)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(273,017,528)	(769,588,792)
Change in net assets	(273,006,873)	(770,215,656)
Net Assets:
Beginning of period	1,215,878,704	1,986,094,360
End of period (including distributions in excess of net investment income of $(98) and $(10,753), respectively)	$942,871,831	$1,215,878,704

See Notes which are an integral part of the Financial Statements

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14

Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Fund's Institutional Service Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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15

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	287,474,849	$287,474,849	896,002,919	$896,002,919
Shares issued to shareholders in payment of distributions declared	22,101	22,101	142,161	142,161
Shares redeemed	(422,430,332)	(422,430,332)	(961,274,977)	(961,274,977)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(134,933,382)	$(134,933,382)	(65,129,897)	$(65,129,897)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	438,433,734	$438,433,734	1,122,146,602	$1,122,146,602
Shares issued to shareholders in payment of distributions declared	79,519	79,519	378,964	378,964
Shares redeemed	(508,205,795)	(508,205,795)	(1,661,408,466)	(1,661,408,466)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(69,692,542)	$(69,692,542)	(538,882,900)	$(538,882,900)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	136,284,734	$136,284,734	313,093,021	$313,093,021
Shares issued to shareholders in payment of distributions declared	16,732	16,732	87,563	87,563
Shares redeemed	(156,999,167)	(156,999,167)	(305,638,665)	(305,638,665)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(20,697,701)	$(20,697,701)	7,541,919	$7,541,919
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	98,849,996	$98,849,996	345,570,408	$345,570,408
Shares issued to shareholders in payment of distributions declared	19,239	19,239	186,719	186,719
Shares redeemed	(144,790,776)	(144,790,776)	(536,296,355)	(536,269,355)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(45,921,541)	$(45,921,541)	(190,539,228)	$(190,539,228)
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	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	88,251,716	$88,251,716	161,116,205	$161,116,205
Shares issued to shareholders in payment of distributions declared	9,302	9,302	38,213	38,213
Shares redeemed	(90,033,380)	(90,033,380)	(143,733,104)	(143,733,104)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(1,772,362)	$(1,772,362)	17,421,314	$17,421,314
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(273,017,528)	$(273,017,528)	(769,588,792)	$(769,588,792)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $1,615,448 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,210 of its fee.

Semi-Annual Shareholder Report

18

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $348,673 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $10,053 of Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $575,200 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52%, 027%, 0.67%, 0.37% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $384,880,000 and $646,670,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 44.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.9% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. SUBSEQUENT EVENT

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares and Institutional Capital Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report
20

Evaluation and Approval of Advisory Contract – May 2010

Federated California Municipal Cash Trust (the “Fund”)

(formerly, California Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

21

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

22

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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24

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report
27

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N369

35087 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)
Institutional Shares
Cash II Shares
Institutional Capital Shares
(Effective September 30, 2011, the Fund's Institutional Capital Shares will be redesignated as Capital Shares)
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.003	0.021	0.031	0.028
Net realized gain on investments	—	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.003	0.021	0.031	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.003)	(0.021)	(0.031)	(0.028)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.003)	(0.021)	(0.031)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.05%	0.34%	2.11%	3.18%	2.85%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.34%	0.54%[4]	0.51%[4]	0.50%	0.50%
Net investment income	0.02%[3]	0.01%	0.37%	2.03%	3.12%	2.80%
Expense waiver/reimbursement[5]	0.50%[3]	0.49%	0.31%	0.28%	0.32%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$228,753	$363,683	$428,951	$695,972	$937,640	$860,376
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.51% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.006	0.023	0.034	0.031
Net realized gain (loss) on investments	—	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.006	0.023	0.034	0.031
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.006)	(0.023)	(0.034)	(0.031)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.006)	(0.023)	(0.034)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.12%	0.57%	2.37%	3.43%	3.10%
Ratios to Average Net Assets:
Net expenses	0.27%[3]	0.27%	0.31%[4]	0.26%[4]	0.25%	0.25%
Net investment income	0.10%[3]	0.08%	0.58%	2.21%	3.37%	3.08%
Expense waiver/reimbursement[5]	0.32%[3]	0.31%	0.29%	0.28%	0.32%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$303,483	$373,173	$912,333	$888,992	$808,742	$742,268
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.26% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.019	0.030	0.027
Net realized gain on investments	—	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.019	0.030	0.027
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.019)	(0.030)	(0.027)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.019)	(0.030)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.05%	0.24%	1.96%	3.02%	2.69%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.34%	0.65%[4]	0.66%[4]	0.65%	0.65%
Net investment income	0.02%[3]	0.01%	0.24%	1.88%	2.97%	2.66%
Expense waiver/reimbursement[5]	0.70%[3]	0.69%	0.40%	0.33%	0.37%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$164,185	$184,881	$177,401	$323,430	$237,215	$269,635
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.65% and 0.66% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.023	0.033	0.030
Net realized gain on investments	—	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.023	0.033	0.030
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.023)	(0.033)	(0.030)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.023)	(0.033)	(0.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.06%	0.52%	2.32%	3.38%	3.05%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.33%	0.36%[4]	0.31%[4]	0.30%	0.30%
Net investment income	0.02%[3]	0.02%	0.53%	2.17%	3.33%	3.05%
Expense waiver/reimbursement[5]	0.35%[3]	0.37%	0.30%	0.29%	0.32%	0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$155,260	$201,180	$391,843	$688,184	$426,210	$284,415
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.36% and 0.31% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.016	0.026	0.023
Net realized gain on investments	—	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.016	0.026	0.023
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.016)	(0.026)	(0.023)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.016)	(0.026)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.05%	0.08%	1.60%	2.66%	2.34%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.34%	0.83%[4]	1.01%[4]	1.00%	1.00%
Net investment income	0.02%[3]	0.01%	0.08%	1.53%	2.62%	2.29%
Expense waiver/reimbursement[5]	1.10%[3]	1.09%	0.62%	0.38%	0.42%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$91,190	$92,962	$75,567	$128,669	$129,084	$128,514
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.83% and 1.01% for the years ended October 31, 2009 and October 31, 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.10	$1.74[2]
Institutional Shares	$1,000	$1,000.50	$1.34
Cash II Shares	$1,000	$1,000.10	$1.74[3]
Institutional Capital Shares	$1,000	$1,000.10	$1.74
Cash Series Shares	$1,000	$1,000.10	$1.74[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,023.06	$1.76[2]
Institutional Shares	$1,000	$1,023.46	$1.35
Cash II Shares	$1,000	$1,023.06	$1.76[3]
Institutional Capital Shares	$1,000	$1,023.06	$1.76
Cash Series Shares	$1,000	$1,023.06	$1.76[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.35%
Institutional Shares	0.27%
Cash II Shares	0.35%
Institutional Capital Shares	0.35%
Cash Series Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.52% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.58 and $2.61, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.67% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.32 and $3.36, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	57.0%
Municipal Notes	27.2%
Commercial Paper	14.7%
Other Assets and Liabilities — Net[2]	1.1%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	64.0%
8-30 Days	2.7%
31-90 Days	13.7%
91-180 Days	17.7%
181 Days or more	0.8%
Other Assets and Liabilities — Net[2]	1.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 98.9%[1,2]
	California – 97.4%
$2,765,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.300%, 5/5/2011	2,765,000
17,800,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(U.S. Bank, N.A. LOC), 0.330%, 5/5/2011	17,800,000
2,410,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	2,410,000
10,375,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	10,375,000
3,000,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.340%, 5/5/2011	3,000,000
2,665,000	Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.310%, 5/5/2011	2,665,000
5,300,000	California Educational Facilities Authority, (2008 Series A) Daily VRDNs (Chapman University)/(Bank of America N.A. LOC), 0.270%, 5/2/2011	5,300,000
7,900,000	California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 0.360%, 5/5/2011	7,900,000
7,700,000	California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.310%, 5/5/2011	7,700,000
8,275,000	California Health Facilities Financing Authority, (Series 2004) Weekly VRDNs (Northern California Presbyterian Homes, Inc.)/(Union Bank, N.A. LOC), 0.280%, 5/5/2011	8,275,000
3,065,000	California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.360%, 5/5/2011	3,065,000
4,000,000	California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.360%, 5/5/2011	4,000,000
12,235,000	California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.470%, 5/1/2011	12,235,000
3,010,000	California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.360%, 5/5/2011	3,010,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,000,000		California Infrastructure & Economic Development Bank, (Series 2010A) Weekly VRDNs (Saddleback Valley Christian Schools)/(FHLB of San Francisco LOC), 0.310%, 5/5/2011	5,000,000
3,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.330%, 5/5/2011	3,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA)/(FHLB of San Francisco LOC), 0.290%, 5/5/2011	2,750,000
5,190,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.310%, 5/5/2011	5,190,000
1,200,000		California PCFA, (Series 2009B) Weekly VRDNs (Garden City Sanitation, Inc.)/(Comerica Bank LOC), 0.340%, 5/4/2011	1,200,000
5,850,000		California PCFA, (Series 2010A) Weekly VRDNs (Crown Disposal Company, Inc.)/(Union Bank, N.A. LOC), 0.340%, 5/4/2011	5,850,000
3,140,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.340%, 5/4/2011	3,140,000
14,905,000	[3,4]	California Pooled School Districts, SPEARs (Series DBE-332) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 5/5/2011	14,905,000
25,000,000		California State University Institute, (Series A), 0.30% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 6/2/2011	25,000,000
47,935,000	[3,4]	California State, DCL Floater Certificates (Series 2008-035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	47,935,000
21,000,000	[3,4]	California State, Floater Certificates (Series 2008-3162) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank LIQ), 0.360%, 5/5/2011	21,000,000
10,000,000		California State, GO Tax Exempt Notes, 0.37% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/4/2011	10,000,000
10,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/10/2011	10,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$15,000,000		California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 5/23/2011	15,000,000
24,035,000	[3,4]	California Statewide CDA MFH, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 5/5/2011	24,035,000
1,640,000		California Statewide CDA, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.340%, 5/5/2011	1,640,000
3,900,000		California Statewide CDA, (Series 2005) Weekly VRDNs (University of San Diego) /(Wells Fargo Bank, N.A. LOC), 0.260%, 5/4/2011	3,900,000
5,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.340%, 5/5/2011	5,500,000
9,050,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	9,050,000
5,385,000		California Statewide CDA, (Series 2008C) Weekly VRDNs (Los Angeles County Museum of Art)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/4/2011	5,385,000
20,000,000		California Statewide CDA, (Series 2009D), 0.38% CP (Kaiser Permanente), Mandatory Tender 8/5/2011	20,000,000
2,755,000		California Statewide CDA, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.340%, 5/5/2011	2,755,000
5,900,000		California Statewide CDA, (Series 2010A-1), 2.00% TRANs (Butte County, CA), 6/30/2011	5,913,683
2,800,000		California Statewide CDA, (Series 2010A-5), 2.00% TRANs (Pacific Grove, CA), 6/30/2011	2,805,478
1,895,000		California Statewide CDA, (Series 2010A-6), 2.00% TRANs (Paradise, CA), 6/30/2011	1,898,552
4,250,000		California Statewide CDA, (Series 2010A-7), 2.00% TRANs (Redding, CA), 6/30/2011	4,259,717
13,495,000	[3,4]	California Statewide CDA, Stage Trust (Series 2010-16C), 0.38% TOBs (Southern California Edison Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/22/2011	13,495,000
8,000,000		Ceres, CA USD, 2.00% TRANs, 6/1/2011	8,007,751
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2009-46) Weekly VRDNs (GTD by State Street Bank and Trust Co.)/(State Street Bank and Trust Co. LIQ), 0.290%, 5/5/2011	23,135,000
Semi-Annual Shareholder Report

Principal Amount			Value
$7,675,000	[3,4]	East Side Union High School District, CA, SPEARs (Series DBE-296) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	7,675,000
11,000,000		Fremont, CA Union High School District, 1.50% TRANs, 6/30/2011	11,017,073
12,665,000	[3,4]	Grossmont-Cuyamaca, CA CCD, Stage Trust (Series 2008-31Z), 0.38% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 9/22/2011	12,665,000
10,790,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/15/2011	10,790,000
4,975,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.310%, 5/5/2011	4,975,000
6,150,000		Los Altos, CA School District, 2.00% TRANs, 6/30/2011	6,164,571
8,000,000		Los Angeles County, CA Schools Financing Program, (2010-11, Series F-4), 2.00% TRANs, 2/1/2012	8,067,391
1,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 5/5/2011	1,000,000
39,000,000	[3,4]	Los Angeles, CA USD, Austin Floater Certificates (Series 2008-1049) Weekly VRDNs (Bank of America N.A. LIQ), 0.320%, 5/5/2011	39,000,000
24,475,000	[3,4]	Los Angeles, CA Wastewater System, Stage Trust (Series 2008-7C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 9/15/2011	24,475,000
13,260,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.300%, 5/5/2011	13,260,000
1,850,000		Milpitas, CA USD, 2.00% TRANs, 6/30/2011	1,854,291
10,000,000		Napa Valley, CA USD, 2.00% TRANs, 6/30/2011	10,024,520
15,400,000	[3,4]	Napa Valley, CA USD, Stage Trust (Series 2009-80Z), 0.37% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2011	15,400,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.40%, 5/5/2011	17,800,000
19,845,000	[3,4]	Orange County, CA Sanitation District, Stage Trust (Series 2009-17C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/18/2011	19,845,000
16,300,000	[3,4]	Peralta, CA CCD, Stage Trust (Series 2009-63C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/15/2011	16,300,000
6,000,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.270%, 5/5/2011	6,000,000
5,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank, N.A. LOC), 0.330%, 5/5/2011	5,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$6,500,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/5/2011	6,500,000
5,000,000		Riverside County, CA, Teeter Obligation (Series B), 0.31% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 6/10/2011	5,000,000
8,855,000	[3,4]	Riverside, CA USD, Floater Certificates (Series 2008-3017) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.270%, 5/5/2011	8,855,000
37,075,000	[3,4]	SPEARs (Series DB-364) (California Non-AMT) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.270%, 5/5/2011	37,075,000
33,750,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 5/5/2011	33,750,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 0.40% CP, Mandatory Tender 5/6/2011	20,000,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin Floater Certificates (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 0.350%, 5/5/2011	5,360,000
3,250,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.260%, 5/5/2011	3,250,000
20,415,000	[3,4]	San Diego, CA Housing Authority, P-FLOATs (Series PT-501) Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.280%, 5/5/2011	20,415,000
9,945,000	[3,4]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.38% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/11/2011	9,945,000
24,675,000	[3,4]	San Francisco, CA Public Utilities Commission (Water Enterprise), Stage Trust (Series 2009-53C), 0.38% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 7/28/2011	24,675,000
12,000,000	[3,4]	San Jose, CA USD, SPEARs (Series DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	12,000,000
10,000,000		Santa Barbara County, CA Schools Financing Authority, 2.00% TRANs, 6/30/2011	10,023,703
25,885,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C), 0.38% TOBs (Wells Fargo & Co. LIQ), Optional Tender 8/18/2011	25,885,000
3,500,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.250%, 5/5/2011	3,500,000
3,570,000		School Project For Utility Rate Reduction, CA, 2.00% RANs, 8/1/2011	3,578,945
33,965,000		Stockton, CA Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 1.150%, 5/5/2011	33,965,000
9,840,000	[3,4]	Torrance, CA Hospital Revenue Bonds, Stage Trust (Series 2010-17C), 0.38% TOBs (Torrance Memorial Medical Center)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/29/2011	9,840,000
Semi-Annual Shareholder Report

Principal Amount			Value
$17,060,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.330%, 5/4/2011	17,060,000
4,175,000		West Covina, CA Redevelopment Agency, (Series 1988: The Lakes Public Parking Project) Weekly VRDNs (West Covina, CA)/(Wells Fargo Bank, N.A. LOC), 0.340%, 5/4/2011	4,175,000
		TOTAL	918,915,675
		Puerto Rico – 1.5%
5,130,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL Floater Certificates (Series 2008-008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	5,130,000
8,740,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11828) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.410%, 5/5/2011	8,740,000
		TOTAL	13,870,000
		TOTAL MUNICIPAL INVESTMENTS — 98.9% (AT AMORTIZED COST)[5]	932,785,675
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[6]	10,086,156
		TOTAL NET ASSETS — 100%	$942,871,831

At April 30, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $477,375,000, which represented 50.6% of total net assets.
Semi-Annual Shareholder Report

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $477,375,000, which represented 50.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
CCD	— Community College District
CDA	— Community Development Authority
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
MFH	— Multi-Family Housing
PCFA	— Pollution Control Finance Authority
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$932,785,675
Income receivable		1,582,767
Receivable for investments sold		9,130,100
Receivable for shares sold		203,557
TOTAL ASSETS		943,702,099
Liabilities:
Payable for shares redeemed	$92,544
Bank overdraft	533,079
Income distribution payable	10,198
Payable for transfer and dividend disbursing agent fees and expenses	104,654
Payable for Directors'/Trustees' fees	3,747
Payable for distribution services fee (Note 4)	15,502
Payable for shareholder services fee (Note 4)	21,871
Payable for share registration costs	35,043
Accrued expenses	13,630
TOTAL LIABILITIES		830,268
Net assets for 942,871,964 shares outstanding		$942,871,831
Net Assets Consist of:
Paid-in capital		$942,871,929
Distributions in excess of net investment income		(98)
TOTAL NET ASSETS		$942,871,831
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$228,752,701 ÷ 228,691,515 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$303,483,150 ÷ 303,478,412 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$164,185,374 ÷ 164,210,527 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$155,260,329 ÷ 155,306,654 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$91,190,277 ÷ 91,184,856 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest		$1,876,227
Expenses:
Investment adviser fee (Note 4)	$2,005,330
Administrative fee (Note 4)	391,724
Custodian fees	18,287
Transfer and dividend disbursing agent fees and expenses	391,808
Directors'/Trustees' fees	4,648
Auditing fees	9,976
Legal fees	8,348
Portfolio accounting fees	84,854
Distribution services fee — Cash II Shares (Note 4)	167,513
Distribution services fee — Cash Series Shares (Note 4)	282,473
Shareholder services fee — Institutional Service Shares (Note 4)	318,720
Shareholder services fee — Cash II Shares (Note 4)	209,392
Shareholder services fee — Institutional Capital Shares (Note 4)	90,167
Shareholder services fee — Cash Series Shares (Note 4)	117,695
Account administration fee — Institutional Service Shares	23,257
Share registration costs	45,344
Printing and postage	35,328
Insurance premiums	3,599
Miscellaneous	4,557
TOTAL EXPENSES	4,213,020
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(1,615,448)
Waiver of administrative fee	(10,210)
Waiver of distribution services fee — Cash II Shares	(102,689)
Waiver of distribution services fee — Cash Series Shares	(245,984)
Waiver of shareholder services fee — Institutional Service Shares	(226,560)
Waiver of shareholder services fee — Cash II Shares	(209,392)
Waiver of shareholder services fee — Institutional Capital Shares	(21,553)
Waiver of shareholder services fee — Cash Series Shares	(117,695)
Reimbursement of shareholder services fee — Institutional Service Shares	(9,791)
Reimbursement of shareholder services fee — Institutional Capital Shares	(262)
TOTAL WAIVERS AND REIMBURSEMENTS		$(2,559,584)
Net expenses			$1,653,436
Net investment income			$222,791

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$222,791	$577,075
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(27,240)	(51,650)
Institutional Shares	(139,089)	(429,148)
Cash II Shares	(16,768)	(25,785)
Institutional Capital Shares	(19,627)	(68,614)
Cash Series Shares	(9,412)	(12,175)
Distributions from net realized gain on investments
Institutional Service Shares	—	(136,260)
Institutional Shares	—	(271,036)
Cash II Shares	—	(61,949)
Institutional Capital Shares	—	(120,829)
Cash Series Shares	—	(26,493)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(212,136)	(1,203,939)
Share Transactions:
Proceeds from sale of shares	1,049,295,029	2,837,929,155
Net asset value of shares issued to shareholders in payment of distributions declared	146,893	833,620
Cost of shares redeemed	(1,322,459,450)	(3,608,351,567)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(273,017,528)	(769,588,792)
Change in net assets	(273,006,873)	(770,215,656)
Net Assets:
Beginning of period	1,215,878,704	1,986,094,360
End of period (including distributions in excess of net investment income of $(98) and $(10,753), respectively)	$942,871,831	$1,215,878,704

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated California Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	287,474,849	$287,474,849	896,002,919	$896,002,919
Shares issued to shareholders in payment of distributions declared	22,101	22,101	142,161	142,161
Shares redeemed	(422,430,332)	(422,430,332)	(961,274,977)	(961,274,977)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(134,933,382)	$(134,933,382)	(65,129,897)	$(65,129,897)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	438,433,734	$438,433,734	1,122,146,602	$1,122,146,602
Shares issued to shareholders in payment of distributions declared	79,519	79,519	378,964	378,964
Shares redeemed	(508,205,795)	(508,205,795)	(1,661,408,466)	(1,661,408,466)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(69,692,542)	$(69,692,542)	(538,882,900)	$(538,882,900)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	136,284,734	$136,284,734	313,093,021	$313,093,021
Shares issued to shareholders in payment of distributions declared	16,732	16,732	87,563	87,563
Shares redeemed	(156,999,167)	(156,999,167)	(305,638,665)	(305,638,665)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(20,697,701)	$(20,697,701)	7,541,919	$7,541,919
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	98,849,996	$98,849,996	345,570,408	$345,570,408
Shares issued to shareholders in payment of distributions declared	19,239	19,239	186,719	186,719
Shares redeemed	(144,790,776)	(144,790,776)	(536,296,355)	(536,269,355)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(45,921,541)	$(45,921,541)	(190,539,228)	$(190,539,228)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	88,251,716	$88,251,716	161,116,205	$161,116,205
Shares issued to shareholders in payment of distributions declared	9,302	9,302	38,213	38,213
Shares redeemed	(90,033,380)	(90,033,380)	(143,733,104)	(143,733,104)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(1,772,362)	$(1,772,362)	17,421,314	$17,421,314
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(273,017,528)	$(273,017,528)	(769,588,792)	$(769,588,792)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $1,615,448 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,210 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $348,673 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $10,053 of Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $575,200 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52%, 027%, 0.67%, 0.37% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Semi-Annual Shareholder Report

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $384,880,000 and $646,670,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 44.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.9% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. SUBSEQUENT EVENT

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares and Institutional Capital Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated California Municipal Cash Trust (the “Fund”)

(formerly, California Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated California Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369
Cusip 60934N179
Cusip 608919502
Cusip 608919403

0041609 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.020	0.030	0.026
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.020	0.030	0.026
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.020)	(0.030)	(0.026)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.020)	(0.030)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.05%	0.25%	2.06%	3.04%	2.67%
Ratios to Average Net Assets:
Net expenses	0.40%[4]	0.45%	0.72%[5]	0.68%[5]	0.67%	0.67%
Net investment income	0.01%[4]	0.00%[3]	0.22%	2.00%	3.00%	2.63%
Expense waiver/reimbursement[6]	0.69%[4]	0.52%	0.25%	0.18%	0.21%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,563	$68,104	$101,294	$139,438	$149,677	$155,937
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.72% and 0.68% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.017	0.027	0.023
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.017	0.027	0.023
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.017)	(0.027)	(0.023)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.017)	(0.027)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.05%	0.09%	1.72%	2.70%	2.33%
Ratios to Average Net Assets:
Net expenses	0.40%[4]	0.45%	0.90%[5]	1.01%[5]	1.00%	1.00%
Net investment income	0.01%[4]	0.00%[3]	0.05%	1.54%	2.67%	2.28%
Expense waiver/reimbursement[6]	1.30%[4]	1.12%	0.68%	0.46%	0.51%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,349	$46,825	$50,505	$69,657	$68,368	$56,009
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.90% and 1.00% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.00	$1.98[2]
Cash Series Shares	$1,000	$1,000.00	$1.98[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.81	$2.01[2]
Cash Series Shares	$1,000	$1,022.81	$2.01[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.40%
Cash Series Shares	0.40%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.68% (as reflected in the Notes to Financial Statements, Note 4 under “Expense Limitation”), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.37 and $3.41, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.01% (as reflected in the Notes to Financial Statements, Note 4 under “Expense Limitation”), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.01 and $5.06, respectively.
Semi-Annual Shareholder Report
4

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.1%
Municipal Notes	23.6%
Commercial Paper	0.5%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.5%
8-30 Days	0.0%
31-90 Days	10.6%
91-180 Days	4.9%
181 Days or more	8.2%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

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5

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.2%[1,2]
		Connecticut – 89.8%
$3,050,000		Beacon Falls, CT, 1.50% BANs, 7/21/2011	3,054,025
975,000		Bethany, CT, 1.50% BANs, 4/19/2012	982,489
2,700,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.280%, 5/4/2011	2,700,000
500,000		Connecticut Development Authority, (Series 1999), 0.80% CP (New England Power Co.), Mandatory Tender 5/5/2011	500,000
1,220,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/5/2011	1,220,000
4,500,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.260%, 5/5/2011	4,500,000
240,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Avon Old Farms School)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	240,000
2,400,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(RBS Citizens Bank N.A. LOC), 0.360%, 5/5/2011	2,400,000
700,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 1.250%, 5/4/2011	700,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 0.370%, 5/5/2011	2,800,000
2,025,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2011	2,025,000
3,575,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.360%, 5/5/2011	3,575,000
4,200,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.300%, 5/4/2011	4,200,000
4,300,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 5/5/2011	4,300,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
$11,020,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank NV LOC), 0.320%, 5/4/2011	11,020,000
1,640,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.240%, 5/5/2011	1,640,000
4,400,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.400%, 5/5/2011	4,400,000
11,600,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.340%, 5/5/2011	11,600,000
2,000,000		Derby, CT, 1.50% BANs, 6/2/2011	2,001,566
5,600,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.360%, 5/5/2011	5,600,000
670,000		Lisbon, CT, 1.15% BANs, 4/10/2012	671,564
2,000,000		New Britain, CT, 2.00% BANs, 3/28/2012	2,023,413
1,750,000		New Britain, CT, 3.00% Bonds (Assured Guaranty Municipal Corp. INS), 10/1/2011	1,767,552
1,445,000		New Haven, CT, 2.00% Bonds, 3/1/2012	1,458,734
600,000		Plainville, CT, 1.50% Bonds, 7/15/2011	601,106
410,000		Plainville, CT, 1.50% Bonds, 7/15/2011	410,756
2,700,000		Putnam, CT, 1.50% BANs, 1/17/2012	2,711,848
1,695,000		Regional School District No. 4, CT, 1.25% BANs, 8/15/2011	1,698,433
4,100,000		Salisbury, CT, 1.50% BANs, 6/8/2011	4,104,044
1,220,000		Stafford, CT, 1.50% BANs, 8/8/2011	1,222,860
		TOTAL	86,128,390
		Puerto Rico – 10.4%
10,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	10,000,000
		TOTAL MUNICIPAL INVESTMENTS — 100.2% (AT AMORTIZED COST)[5]	96,128,390
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[6]	(216,386)
		TOTAL NET ASSETS — 100%	$95,912,004

Semi-Annual Shareholder Report
7

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.0% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $18,900,000, which represented 19.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $18,900,000, which represented 19.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Semi-Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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9

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$96,128,390
Income receivable		208,676
Receivable for shares sold		1,721
TOTAL ASSETS		96,338,787
Liabilities:
Bank overdraft	$388,935
Income distribution payable	154
Payable for Directors'/Trustees' fees	215
Payable for shareholder services fee (Note 4)	851
Payable for share registration costs	17,056
Accrued expenses	19,572
TOTAL LIABILITIES		426,783
Net assets for 95,884,515 shares outstanding		$95,912,004
Net Assets Consist of:
Paid-in capital		$95,884,426
Accumulated net realized gain on investments		28,166
Distributions in excess of net investment income		(588)
TOTAL NET ASSETS		$95,912,004
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$51,563,389 ÷ 51,549,997 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$44,348,615 ÷ 44,334,518 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
10

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$209,523
Expenses:
Investment adviser fee (Note 4)		$205,034
Administrative fee (Note 4)		94,220
Custodian fees		2,447
Transfer and dividend disbursing agent fees and expenses		47,925
Directors'/Trustees' fees		685
Auditing fees		9,181
Legal fees		3,242
Portfolio accounting fees		26,956
Distribution services fee — Cash Series Shares (Note 4)		134,445
Shareholder services fee — Institutional Service Shares (Note 4)		69,587
Shareholder services fee — Cash Series Shares (Note 4)		56,019
Account administration fee — Institutional Service Shares		740
Share registration costs		28,535
Printing and postage		13,057
Insurance premiums		2,228
Miscellaneous		556
TOTAL EXPENSES		694,857
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(205,034)
Waiver of administrative fee	(16,843)
Waiver of distribution services fee — Cash Series Shares	(134,445)
Waiver of shareholder services fee — Institutional Service Shares	(61,168)
Waiver of shareholder services fee — Cash Series Shares	(56,019)
Reimbursement of shareholder services fee — Institutional Service Shares	(8,419)
Reimbursement of account administration fee — Institutional Service Shares	(740)
Reimbursement of other operating expenses	(7,411)
TOTAL WAIVERS AND REIMBURSEMENTS		(490,079)
Net expenses			204,778
Net investment income			4,745
Net realized gain on investments			28,166
Change in net assets resulting from operations			$32,911

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,745	$5,462
Net realized gain on investments	28,166	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,911	5,462
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(2,841)	(3,559)
Cash Series Shares	(2,230)	(2,165)
Distributions from net realized gain on investments
Institutional Service Shares	—	(45,943)
Cash Series Shares	—	(32,966)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,071)	(84,633)
Share Transactions:
Proceeds from sale of shares	98,808,455	312,340,429
Net asset value of shares issued to shareholders in payment of distributions declared	3,962	64,211
Cost of shares redeemed	(117,857,100)	(349,196,002)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,044,683)	(36,791,362)
Change in net assets	(19,016,843)	(36,870,533)
Net Assets:
Beginning of period	114,928,847	151,799,380
End of period (including distributions in excess of net investment income of $(588) and $(262), respectively)	$95,912,004	$114,928,847

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Connecticut Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	39,109,586	$39,109,586	184,530,205	$184,530,205
Shares issued to shareholders in payment of distributions declared	1,796	1,796	29,089	29,089
Shares redeemed	(55,668,225)	(55,668,225)	(217,703,380)	(217,703,380)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(16,556,843)	$(16,556,843)	(33,144,086)	$(33,144,086)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	59,698,869	$59,698,869	127,810,224	$127,810,224
Shares issued to shareholders in payment of distributions declared	2,166	2,166	35,122	35,122
Shares redeemed	(62,188,875)	(62,188,875)	(131,492,622)	(131,492,622)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(2,487,840)	$(2,487,840)	(3,647,276)	$(3,647,276)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(19,044,683)	$(19,044,683)	(36,791,362)	$(36,791,362)

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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2011, the Adviser voluntarily waived $205,034 of its fee and voluntarily reimbursed $7,411 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FAS waived $16,843 of its fee.The net fee paid to FAS was 0.151% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived its entire fee of $134,445. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $8,419 of shareholder services fees and $740 of account administration fees. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $117,187 of shareholder services fees. These waivers can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.68% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $60,300,000 and $62,600,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 46.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 11.5% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. SUBSEQUENT EVENT

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Connecticut Municipal Cash Trust (the “Fund”)

(formerly, Connecticut Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or Semi-Annual Shareholder Report
20

services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

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The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Connecticut Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919601
Cusip 60934N559

0052406 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares
Cash II Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.007	0.023	0.032	0.028
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.007	0.023	0.032	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.007)	(0.023)	(0.032)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.007)	(0.023)	(0.032)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.72%	2.35%	3.23%	2.85%
Ratios to Average Net Assets:
Net expenses	0.51%[3]	0.48%	0.64%[4]	0.60%[4]	0.57%	0.61%
Net investment income	0.01%[3]	0.01%	0.64%	2.27%	3.18%	2.81%
Expense waiver/reimbursement[5]	0.40%[3]	0.37%	0.22%	0.24%	0.18%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$98,623	$134,154	$309,483	$228,675	$211,828	$231,061
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.64% and 0.60% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.020	0.029	0.025
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.020	0.029	0.025
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.020)	(0.029)	(0.025)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.020)	(0.029)	(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.48%	2.08%	2.94%	2.58%
Ratios to Average Net Assets:
Net expenses	0.51%[3]	0.48%	0.88%[4]	0.86%[4]	0.85%	0.89%
Net investment income	0.01%[3]	0.01%	0.40%	2.04%	2.89%	2.49%
Expense waiver/reimbursement[5]	0.69%[3]	0.64%	0.26%	0.25%	0.23%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,354	$54,935	$76,949	$53,115	$66,881	$131,842
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.88% and 0.86% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.003	0.019	0.027	0.024
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.003	0.019	0.027	0.024
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.003)	(0.019)	(0.027)	(0.024)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.003)	(0.019)	(0.027)	(0.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.35%	1.93%	2.78%	2.42%
Ratios to Average Net Assets:
Net expenses	0.51%[3]	0.48%	1.00%[4]	1.01%[4]	1.00%	1.03%
Net investment income	0.01%[3]	0.01%	0.32%	1.81%	2.74%	2.37%
Expense waiver/reimbursement[5]	1.04%[3]	0.99%	0.49%	0.45%	0.43%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,747	$76,473	$108,241	$115,182	$93,416	$101,997
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.00% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$2.53[2]
Cash II Shares	$1,000	$1,000.10	$2.53[3]
Cash Series Shares	$1,000	$1,000.10	$2.53[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.27	$2.56[2]
Cash II Shares	$1,000	$1,022.27	$2.56[3]
Cash Series Shares	$1,000	$1,022.27	$2.56[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.51%
Cash II Shares	0.51%
Cash Series Shares	0.51%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.62% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.07 and $3.11, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.88% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $4.36 and $4.41, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.03% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.11 and $5.16, respectively.
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5

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	87.1%
Municipal Notes	12.5%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.1%
8-30 Days	0.0%
31-90 Days	7.5%
91-180 Days	1.9%
181 Days or more	3.1%
Other Assets and Liabilities — Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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6

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.6%[1,2]
		Alabama – 1.9%
$4,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 1.00% TOBs (Alabama Power Co.), Mandatory Tender 8/16/2011	4,000,000
		California – 6.1%
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., Weekly VRDPs (Series 1)/(GTD by CitiBank N.A. New York), 0.510%, 5/5/2011	13,000,000
		Florida – 80.8%
300,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.270%, 5/4/2011	300,000
8,070,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.380%, 5/5/2011	8,070,000
6,820,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.330%, 5/5/2011	6,820,000
7,600,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	7,600,000
2,950,000		Florida Development Finance Corp., (Series 2006A) Weekly VRDNs (Florida Food Products, Inc.)/(FHLB of Atlanta LOC), 0.380%, 5/5/2011	2,950,000
10,550,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 5/4/2011	10,550,000
25,000,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.750%, 5/4/2011	25,000,000
4,235,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.650%, 5/4/2011	4,235,000
6,250,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two)/(Citibank NA, New York LOC), 0.290%, 5/4/2011	6,250,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	5,500,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.260%, 5/5/2011	2,700,000
13,750,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.330%, 5/5/2011	13,750,000
8,770,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.360%, 5/5/2011	8,770,000
8,735,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 5/4/2011	8,735,000
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7

Principal Amount			Value
$4,205,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.290%, 5/5/2011	4,205,000
2,500,000	[3,4]	Orange County, FL School Board, Floater Certificates (Series 2008-2988) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.360%, 5/5/2011	2,500,000
4,865,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-4) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.800%, 5/5/2011	4,865,000
6,410,000		Palm Beach County, FL, (Series 2005) Weekly VRDNs (Maltz Jupiter Theatre, Inc.)/ (Bank of New York Mellon LOC), 0.330%, 5/5/2011	6,410,000
3,750,000		Palm Beach County, FL, (Series 2008) Weekly VRDNs (Caron Foundation of Florida, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	3,750,000
3,740,000		Pinellas County, FL IDA, (Series 2008) Weekly VRDNs (Bovie Medical Corp.)/(RBC Bank (USA) LOC), 0.370%, 5/5/2011	3,740,000
4,800,000		Seminole County, FL IDA, (Series 2006) Weekly VRDNs (Hospice of the Comforter, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	4,800,000
2,000,000		Southeast Volusia Hospital District, Revenue Bonds (Series 1995) Weekly VRDNs (Bert Fish Medical Center (FL))/(Bank of America N.A. LOC), 0.320%, 5/4/2011	2,000,000
6,500,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.280%, 5/2/2011	6,500,000
4,400,000		Sumter County, FL School District, 1.00% TANs, 6/30/2011	4,402,157
12,320,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	12,320,000
4,675,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/5/2011	4,675,000
1,400,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc.)/(Bank of America N.A. LOC), 0.360%, 5/4/2011	1,400,000
		TOTAL	172,797,157
		Kentucky – 2.2%
3,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.420%, 5/4/2011	3,000,000
1,680,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/5/2011	1,680,000
		TOTAL	4,680,000
		New Jersey – 5.8%
1,950,000		Bloomfield Township, NJ, 1.75% BANs, 7/21/2011	1,951,922
2,000,000		Cedar Grove Township, NJ, 2.00% BANs, 2/22/2012	2,012,043
2,000,000		Chester Township, NJ, 1.75% BANs, 2/24/2012	2,010,518
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8

Principal Amount		Value
$3,684,750	Long Hill Township, NJ, 1.25% BANs, 6/17/2011	3,686,143
1,406,000	Montville Township, NJ, 1.50% BANs, 4/13/2012	1,411,282
1,210,000	Passaic County, NJ, (Series 2011), 2.00% Bonds, 5/1/2012	1,221,277
	TOTAL	12,293,185
	New York – 2.8%
3,000,000	Altmar-Parish-Williamstown, NY CSD, 2.00% BANs, 7/15/2011	3,004,260
3,000,000	Whitney Point, NY CSD, 1.75% BANs, 7/8/2011	3,002,755
	TOTAL	6,007,015
	TOTAL MUNICIPAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[5]	212,777,357
	OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	946,286
	TOTAL NET ASSETS — 100%	$213,723,643

Securities that are subject to the federal alternative minimum tax (AMT) represent 54.4% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.7%	3.3%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $32,340,000, which represented 15.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $32,340,000, which represented 15.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

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9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CSD	— Central School District
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCR	— Pollution Control Revenue
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$212,777,357
Cash		4,361
Income receivable		229,276
Receivable for investments sold		2,008,889
Receivable for shares sold		2,919
TOTAL ASSETS		215,022,802
Liabilities:
Payable for investments purchased	$1,221,277
Payable for shares redeemed	2,927
Income distribution payable	419
Payable for Directors'/Trustees' fees	161
Payable for distribution services fee (Note 4)	6,188
Payable for shareholder services fee (Note 4)	14,468
Accrued expenses	53,719
TOTAL LIABILITIES		1,299,159
Net assets for 213,726,502 shares outstanding		$213,723,643
Net Assets Consist of:
Paid-in capital		$213,726,502
Accumulated net realized loss on investments		(1,112)
Distributions in excess of net investment income		(1,747)
TOTAL NET ASSETS		$213,723,643
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$98,622,588 ÷ 98,620,522 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$46,354,025 ÷ 46,352,496 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$68,747,030 ÷ 68,753,484 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$605,864
Expenses:
Investment adviser fee (Note 4)		$464,276
Administrative fee (Note 4)		114,055
Custodian fees		4,993
Transfer and dividend disbursing agent fees and expenses		112,705
Directors'/Trustees' fees		1,798
Auditing fees		9,181
Legal fees		3,393
Portfolio accounting fees		43,442
Distribution services fee — Cash II Shares (Note 4)		63,437
Distribution services fee — Cash Series Shares (Note 4)		227,819
Shareholder services fee — Institutional Shares (Note 4)		107,601
Shareholder services fee — Cash II Shares (Note 4)		63,315
Shareholder services fee — Cash Series Shares (Note 4)		94,707
Account administration fee — Institutional Shares		5,463
Share registration costs		37,845
Printing and postage		17,253
Insurance premiums		2,467
Miscellaneous		1,446
TOTAL EXPENSES		1,375,196
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(286,761)
Waiver of administrative fee	(21,315)
Waiver of distribution services fee — Cash II Shares	(43,629)
Waiver of distribution services fee — Cash Series Shares	(198,177)
Waiver of shareholder services fee — Institutional Shares	(34,911)
Waiver of shareholder services fee — Cash II Shares	(63,315)
Waiver of shareholder services fee — Cash Series Shares	(94,707)
Reimbursement of shareholder services fee — Institutional Shares	(37,043)
TOTAL WAIVERS AND REIMBURSEMENT		(779,858)
Net expenses			595,338
Net investment income			$10,526

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,526	$32,209
Net realized gain on investments	—	7,373
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,526	39,582
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,253)	(18,613)
Cash II Shares	(2,531)	(5,730)
Cash Series Shares	(3,792)	(8,457)
Distributions from net realized gain on investments
Institutional Shares	(3,313)	(2,346)
Cash II Shares	(1,562)	(705)
Cash Series Shares	(2,386)	(1,001)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,837)	(36,852)
Share Transactions:
Proceeds from sale of shares	261,132,784	818,245,927
Net asset value of shares issued to shareholders in payment of distributions declared	14,348	25,540
Cost of shares redeemed	(312,977,810)	(1,047,385,494)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,830,678)	(229,114,027)
Change in net assets	(51,838,989)	(229,111,297)
Net Assets:
Beginning of period	265,562,632	494,673,929
End of period (including distributions in excess of net investment income of $(1,747) and $(697), respectively)	$213,723,643	$265,562,632

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Florida Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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14

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	122,034,240	$122,034,240	511,483,268	$511,483,268
Shares issued to shareholders in payment of distributions declared	4,112	4,112	9,824	9,824
Shares redeemed	(157,566,335)	(157,566,335)	(686,823,811)	(686,823,811)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(35,527,983)	$(35,527,983)	(175,330,719)	$(175,330,719)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	33,778,802	$33,778,802	94,406,170	$94,406,170
Shares issued to shareholders in payment of distributions declared	4,092	4,092	6,384	6,384
Shares redeemed	(42,362,142)	(42,362,142)	(116,427,187)	(116,427,187)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(8,579,248)	$(8,579,248)	(22,014,633)	$(22,014,633)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	105,319,742	$105,319,742	212,356,489	$212,356,489
Shares issued to shareholders in payment of distributions declared	6,144	6,144	9,332	9,332
Shares redeemed	(113,049,333)	(113,049,333)	(244,134,496)	(244,134,496)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,723,447)	$(7,723,447)	(31,768,675)	$(31,768,675)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(51,830,678)	$(51,830,678)	(229,114,027)	$(229,114,027)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $286,761 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.080% of average daily net assets of the Fund. FAS waived $21,315 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $241,806 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $2,927 of fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $37,043 of Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $192,933 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.62%, 0.88% and 1.03% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $134,550,000 and $140,980,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 73.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Florida Municipal Cash Trust

(formerly, Florida Municipal Cash Trust) (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

21

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Federated Florida Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N336
Cusip 60934N344
Cusip 608919700

G00827-02 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.000[1]	0.007	0.023	0.032	0.029
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.007	0.023	0.032	0.029
Less Distributions:
Distributions from net investment income	—	(0.000)[1]	(0.007)	(0.023)	(0.032)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.007)	(0.023)	(0.032)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.03%	0.69%	2.38%	3.30%	2.96%
Ratios to Average Net Assets:
Net expenses	0.44%[4]	0.43%	0.52%	0.47%[5]	0.47%	0.47%
Net investment income	0.00%[3,4]	0.00%[3]	0.64%	2.34%	3.24%	2.94%
Expense waiver/reimbursement[6]	0.28%[4]	0.18%	0.10%	0.10%	0.10%[7]	0.21%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$75,825	$119,565	$191,231	$165,928	$199,736	$203,869
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008, was 0.47% after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$2.18
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.61	$2.21
1	Expenses are equal to the Fund's annualized net expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.6%
Municipal Notes	24.6%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.6%
8-30 Days	0.0%
31-90 Days	3.9%
91-180 Days	8.1%
181 Days or more	12.6%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.2%[1,2]
		Alabama – 14.4%
$1,100,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.280%, 5/6/2011	1,100,000
5,950,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.730%, 5/5/2011	5,950,000
2,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/4/2011	2,000,000
1,875,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.310%, 5/5/2011	1,875,000
		TOTAL	10,925,000
		Connecticut – 5.3%
2,000,000		Regional School District No. 4, CT, 1.25% BANs, 8/15/2011	2,004,050
2,000,000		Stafford, CT, 1.50% BANs, 8/8/2011	2,004,689
		TOTAL	4,008,739
		Florida – 2.7%
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473) Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/5/2011	2,065,000
		Maine – 4.0%
3,025,000		Kittery, ME, 1.50% BANs, 1/20/2012	3,042,372
		Maryland – 15.0%
1,300,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.340%, 5/4/2011	1,300,000
850,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.350%, 5/5/2011	850,000
1,110,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	1,110,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.410%, 5/5/2011	3,000,000
3,100,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.260%, 5/5/2011	3,100,000
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Principal Amount			Value
$2,000,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.320%, 5/2/2011	2,000,000
		TOTAL	11,360,000
		Massachusetts – 4.0%
3,000,000		Massachusetts Development Finance Agency, (Series 2008 C-3) Daily VRDNs (Olin College)/(RBS Citizens Bank N.A. LOC), 0.310%, 5/2/2011	3,000,000
		Michigan – 14.3%
4,000,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.320%, 5/5/2011	4,000,000
1,095,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.250%, 5/5/2011	1,095,000
3,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	3,600,000
980,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.320%, 5/5/2011	980,000
200,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.270%, 5/4/2011	200,000
1,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.320%, 5/5/2011	1,000,000
		TOTAL	10,875,000
		Minnesota – 2.0%
1,500,000		Apple Valley, MN, IDRB (Series 1995) Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 0.430%, 5/5/2011	1,500,000
		Multi-State – 1.6%
1,225,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.310%, 5/5/2011	1,225,000
		New Jersey – 9.8%
1,750,000		Clinton Township, NJ, 1.50% BANs, 2/2/2012	1,759,217
2,100,000		Fanwood, NJ, 1.50% BANs, 9/27/2011	2,105,949
1,518,100		Mountain Lakes, NJ, 1.50% BANs, 2/10/2012	1,524,554
1,000,000		Paramus, NJ, 1.25% BANs, 2/24/2012	1,004,058
1,000,000		Stone Harbor, NJ, 1.25% BANs, 11/10/2011	1,003,151
		TOTAL	7,396,929
		New York – 1.3%
1,000,000		Bedford, NY, 1.50% BANs, 6/29/2011	1,001,624
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Principal Amount		Value
	Ohio – 3.9%
$1,200,000	Oakwood Village, OH, 1.125% BANs, 3/9/2012	1,202,285
1,760,000	Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.660%, 5/5/2011	1,760,000
	TOTAL	2,962,285
	Pennsylvania – 15.9%
3,265,000	Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.350%, 5/5/2011	3,265,000
95,000	Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.270%, 5/5/2011	95,000
2,000,000	Erie, PA Water Authority, (Series 2006A), 2.50% TOBs (FHLB of Pittsburgh LOC), Mandatory Tender 6/1/2011	2,002,784
1,400,000	Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 5/5/2011	1,400,000
145,000	Pennsylvania HFA, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 5/4/2011	145,000
3,200,000	Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.300%, 5/5/2011	3,200,000
1,985,000	Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	1,985,000
	TOTAL	12,092,784
	Wisconsin – 5.0%
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.270%, 5/5/2011	3,770,000
	TOTAL MUNICIPAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[5]	75,224,733
	OTHER ASSETS AND LIABILITIES - NET — 0.8%[6]	599,872
	TOTAL NET ASSETS — 100%	$75,824,605

At April 30, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
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1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $6,290,000, which represented 8.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $6,290,000, which represented 8.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$75,224,733
Cash		521,941
Income receivable		130,758
TOTAL ASSETS		75,877,432
Liabilities:
Payable for shares redeemed	$42,008
Payable for investment adviser fee (Note 4)	470
Payable for share registration costs	9,822
Accrued expenses	527
TOTAL LIABILITIES		52,827
Net assets for 75,832,935 shares outstanding		$75,824,605
Net Assets Consist of:
Paid-in capital		$75,825,074
Accumulated net realized loss on investments		(469)
TOTAL NET ASSETS		$75,824,605
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$75,824,605 ÷ 75,832,935 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$211,948
Expenses:
Investment adviser fee (Note 4)		$194,395
Administrative fee (Note 4)		74,384
Custodian fees		2,366
Transfer and dividend disbursing agent fees and expenses		9,455
Directors'/Trustees' fees		903
Auditing fees		9,182
Legal fees		3,208
Portfolio accounting fees		20,742
Share registration costs		23,433
Printing and postage		7,551
Insurance premiums		2,231
Miscellaneous		368
TOTAL EXPENSES		348,218
Waivers (Note 4):
Waiver of investment adviser fee	$(124,359)
Waiver of administrative fee	(11,911)
TOTAL WAIVERS		(136,270)
Net expenses			211,948
Net investment income			—

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$5,739
Net realized gain on investments	—	1,139
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	6,878
Distributions to Shareholders:
Distributions from net investment income	—	(5,668)
Distributions from net realized gain on investments	(1,028)	(47,171)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,028)	(52,839)
Share Transactions:
Proceeds from sale of shares	147,413,651	454,949,311
Net asset value of shares issued to shareholders in payment of distributions declared	118	17,482
Cost of shares redeemed	(191,152,689)	(526,587,225)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,738,920)	(71,620,432)
Change in net assets	(43,739,948)	(71,666,393)
Net Assets:
Beginning of period	119,564,553	191,230,946
End of period	$75,824,605	$119,564,553

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2011	Year Ended 10/31/2010
Shares sold	147,413,651	454,949,311
Shares issued to shareholders in payment of distributions declared	118	17,482
Shares redeemed	(191,152,689)	(526,587,225)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(43,738,920)	(71,620,432)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and Semi-Annual Shareholder Report

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regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2011, the Adviser waived $124,359 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2011, the net fee paid to FAS was 0.129% of average daily net assets of the Fund. FAS waived $11,911 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2011, the Fund did not incur a Service Fee.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $109,935,000 and $124,170,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Tax-Free Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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18

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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22

Federated Tax-Free Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N666

8070103 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.023	0.032	0.029
Net realized gain on investments	—	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.023	0.032	0.029
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.023)	(0.032)	(0.029)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.023)	(0.032)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	0.62%	2.32%	3.27%	2.94%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.48%	0.54%[4]	0.50%[4]	0.49%	0.49%
Net investment income	0.02%[3]	0.02%	0.58%	2.21%	3.21%	2.91%
Expense waiver/reimbursement[5]	0.41%[3]	0.36%	0.30%	0.31%	0.34%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$292,031	$351,824	$877,529	$896,639	$785,009	$654,188
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$2.23
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.56	$2.26
1	Expenses are equal to the Fund's annualized net expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 0.52% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.58 and $2.61, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.9%
Municipal Notes	14.9%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.8%
8-30 Days	7.8%
31-90 Days	0.0%
91-180 Days	1.7%
181 Days or more	7.5%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%[1,2]
		Georgia – 99.8%
$5,290,000	[3,4]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.250%, 5/5/2011	5,290,000
14,825,000	[3,4]	Atlanta, GA Water & Wastewater, Lehman FR/RI-K2 Floater Certificates (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.410%, 5/5/2011	14,825,000
1,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.450%, 5/5/2011	1,000,000
1,020,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.330%, 5/5/2011	1,020,000
3,755,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	3,755,000
6,600,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.840%, 5/5/2011	6,600,000
8,865,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.290%, 5/5/2011	8,865,000
11,000,000		Bartow County, GA, 1.00% TANs, 12/30/2011	11,029,024
1,110,000		Burke County, GA Development Authority, (Eighth Series 1994) Daily VRDNs (Georgia Power Co.), 0.330%, 5/2/2011	1,110,000
3,800,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.850%, 5/4/2011	3,800,000
3,000,000		Clayton County, GA Development Authority, (Series 2000) Weekly VRDNs (ANASTEEL & Supply Company LLC)/(Branch Banking & Trust Co. LOC), 0.360%, 5/5/2011	3,000,000
2,000,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	2,000,000
2,715,000		Columbia County, GA Development Authority, (Series 2002) Weekly VRDNs (Westwood Club Apartments)/(FNMA LOC), 0.270%, 5/5/2011	2,715,000
5,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.330%, 5/5/2011	5,000,000
32,050,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.880%, 5/5/2011	32,050,000
1,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.290%, 5/5/2011	1,500,000
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Principal Amount			Value
$2,385,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	2,385,000
2,885,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.310%, 5/5/2011	2,885,000
4,840,000		Douglas County, GA, (Series 2011), 2.00% Bonds, 8/1/2011	4,859,358
3,900,000		Fayette County, GA Hospital Authority, Series 2009B Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.270%, 5/4/2011	3,900,000
3,700,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.380%, 5/5/2011	3,700,000
3,805,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.400%, 5/5/2011	3,805,000
25,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	25,000
10,460,000	[3,4]	Fulton County, GA Housing Authority, P-FLOATs (Series PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(GTD by FHLMC)/(FHLMC LIQ), 0.360%, 5/5/2011	10,460,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.400%, 5/15/2011	6,000,000
13,185,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.250%, 5/4/2011	13,185,000
2,375,000		Fulton-DeKalb, GA Hospital Authority, 5.00% Bonds (Assured Guaranty Municipal Corp. INS), 1/1/2012	2,444,422
10,655,000	[3,4]	Gainesville, GA Housing Authority, P-FLOATs (Series PT-4570) Weekly VRDNs (McEver Vineyards LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.360%, 5/5/2011	10,655,000
2,300,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(Branch Banking & Trust Co. LOC), 0.370%, 5/4/2011	2,300,000
730,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.290%, 5/4/2011	730,000
2,685,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	2,685,000
25,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	25,760,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.260%, 5/5/2011	5,740,000
1,100,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/5/2011	1,100,000
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Principal Amount			Value
$1,500,000		Hart County, GA IDA, Revenue Bonds (Series 1996) Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 0.690%, 5/4/2011	1,500,000
2,200,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 0.740%, 5/5/2011	2,200,000
1,000,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.280%, 5/4/2011	1,000,000
4,400,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.260%, 5/5/2011	4,400,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.350%, 5/4/2011	7,770,000
18,010,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, P-FLOATs (Series PT-4042) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.960%, 5/5/2011	18,010,000
1,890,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.270%, 5/2/2011	1,890,000
5,000,000		Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.700%, 5/4/2011	5,000,000
8,250,000		Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	8,317,050
16,800,000		Municipal Gas Authority of Georgia, (Series III-Refunding Series I), 2.00% Bonds, 5/17/2011	16,809,927
1,100,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.270%, 5/4/2011	1,100,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 1.000%, 5/4/2011	3,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 1.000%, 5/5/2011	7,000,000
500,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 0.840%, 5/5/2011	500,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	1,000,000
3,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.320%, 5/4/2011	3,500,000
Semi-Annual Shareholder Report
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Principal Amount		Value
$2,300,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.460%, 5/4/2011	2,300,000
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	291,474,781
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	556,588
	TOTAL NET ASSETS — 100%	$292,031,369

Securities that are subject to the federal alternative minimum tax (AMT) represent 46.4% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.4%	3.6%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $104,950,000, which represented 35.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $104,950,000, which represented 35.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

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7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$291,474,781
Cash		64,937
Income receivable		634,263
Receivable for shares sold		3,548
TOTAL ASSETS		292,177,529
Liabilities:
Payable for shares redeemed	$31,444
Income distribution payable	369
Payable for transfer and dividend disbursing agent fees and expenses	40,907
Payable for Directors'/Trustees' fees	1,129
Payable for shareholder services fee (Note 4)	41,373
Payable for share registration costs	23,749
Accrued expenses	7,189
TOTAL LIABILITIES		146,160
Net assets for 292,032,575 shares outstanding		$292,031,369
Net Assets Consist of:
Paid-in capital		$292,032,575
Distributions in excess of net investment income		(1,206)
TOTAL NET ASSETS		$292,031,369
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$292,031,369 ÷ 292,032,575 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$817,018
Expenses:
Investment adviser fee (Note 4)		$690,384
Administrative fee (Note 4)		134,857
Custodian fees		6,541
Transfer and dividend disbursing agent fees and expenses		125,844
Directors'/Trustees' fees		1,946
Auditing fees		9,182
Legal fees		4,524
Portfolio accounting fees		37,487
Shareholder services fee (Note 4)		415,219
Account administration fee		15,247
Share registration costs		22,232
Printing and postage		14,049
Insurance premiums		2,638
Miscellaneous		1,548
TOTAL EXPENSES		1,481,698
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(573,083)
Waiver of administrative fee	(3,512)
Waiver of shareholder services fee	(127,400)
Reimbursement of shareholder services fee	(1,486)
TOTAL WAIVERS AND REIMBURSEMENT		(705,481)
Net expenses			776,217
Net investment income			$40,801

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,801	$117,179
Distributions to Shareholders:
Distributions from net investment income	(41,578)	(115,823)
Distributions from net realized gain on investments	—	(221,047)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,578)	(336,870)
Share Transactions:
Proceeds from sale of shares	175,893,771	647,631,330
Net asset value of shares issued to shareholders in payment of distributions declared	38,448	312,625
Cost of shares redeemed	(235,724,389)	(1,173,428,609)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(59,792,170)	(525,484,654)
Change in net assets	(59,792,947)	(525,704,345)
Net Assets:
Beginning of period	351,824,316	877,528,661
End of period (including distributions in excess of net investment income of $(1,206) and $(429), respectively)	$292,031,369	$351,824,316

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2011	Year Ended 10/31/2010
Shares sold	175,893,771	647,631,330
Shares issued to shareholders in payment of distributions declared	38,448	312,625
Shares redeemed	(235,724,389)	(1,173,428,609)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(59,792,170)	(525,484,654)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $573,083 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,512 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $1,486 of Service Fees. For the six months ended April 30, 2011, FSSC received $445 of fees paid by the Fund. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $127,400 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.52% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $208,600,000 and $231,610,000, respectively.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 60.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 18.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Georgia Municipal Cash Trust (the “Fund”)

(formerly, Georgia Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

17

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Georgia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N328

G01478-01 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.021	0.031	0.027
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.004	0.021	0.031	0.027
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.021)	(0.031)	(0.027)
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000) [1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.004)	(0.021)	(0.031)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.02%	0.41%	2.12%	3.17%	2.77%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.42%	0.62%	0.60%[4]	0.59%	0.60%
Net investment income	0.01%[3]	0.01%	0.39%	2.07%	3.10%	2.73%
Expense waiver/reimbursement[5]	0.49%[3]	0.41%	0.23%	0.22%	0.24%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,544	$193,012	$286,896	$291,499	$258,324	$250,048
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.60% for the year ended October 31, 2008 after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.017	0.027	0.023
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.001	0.017	0.027	0.023
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.017)	(0.027)	(0.023)
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.001)	(0.017)	(0.027)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.06%	0.02%	0.11%	1.71%	2.76%	2.37%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.42%	0.92%	1.00%[4]	0.99%	1.00%
Net investment income	0.01%[3]	0.01%	0.10%	1.50%	2.72%	2.33%
Expense waiver/reimbursement[5]	1.10%[3]	1.02%	0.55%	0.44%	0.47%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,223	$107,193	$121,016	$136,764	$34,709	$16,158
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.00% for the year ended October 31, 2008 after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.60	$1.74[2]
Cash Series Shares	$1,000	$1,000.60	$1.74[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,023.06	$1.76[2]
Cash Series Shares	$1,000	$1,023.06	$1.76[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.35%
Cash Series Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.60% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.98 and $3.01, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.01% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.01 and $5.06, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.7%
Municipal Notes	18.2%
Commercial Paper	0.5%
Other Assets and Liabilities — Net[2]	(1.4)%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	84.3%
8-30 Days	0.5%
31-90 Days	4.0%
91-180 Days	5.8%
181 Days or more	6.8%
Other Assets and Liabilities — Net[2]	(1.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 101.4%[1,2]
		Massachusetts – 99.6%
$7,625,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.350%, 5/4/2011	7,625,000
1,825,308		Canton, MA, 1.50% BANs, 5/25/2012	1,841,535
4,550,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.260%, 5/5/2011	4,550,000
10,935,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.38% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/24/2011	10,935,000
3,200,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series SG-126) Weekly VRDNs (Societe Generale, Paris LIQ), 0.260%, 5/5/2011	3,200,000
5,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds) (Series 2010A), 0.50% Bonds, 5/5/2011	5,003,444
4,050,000		Fall River, MA, 1.50% BANs, 6/30/2011	4,053,955
2,046,672		Falmouth, MA, 1.50% BANs, 3/9/2012	2,063,725
4,944,773		Framingham, MA, 1.50% BANs, 6/17/2011	4,951,369
4,000,000		Hampden & Wilbraham, MA Regional School District, 1.50% BANs, 10/14/2011	4,014,447
650,000		Lincoln, MA, 1.50% BANs, 5/11/2012	655,811
2,770,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.230%, 5/4/2011	2,770,000
16,290,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL Floater Certificates (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 0.650%, 5/2/2011	16,290,000
4,050,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window, (Series 2010A), 0.350%, 5/5/2011	4,050,000
10,355,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.250%, 5/5/2011	10,355,000
8,570,000		Massachusetts Development Finance Agency Daily VRDNs (Boston Children's Museum)/(RBS Citizens Bank N.A. LOC), 0.330%, 5/2/2011	8,570,000
4,900,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.260%, 5/5/2011	4,900,000
7,500,000		Massachusetts Development Finance Agency, (Series 2011A) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(RBS Citizens Bank N.A. LOC), 0.370%, 5/5/2011	7,500,000
7,500,000		Massachusetts Development Finance Agency, (Series 2011B) Weekly VRDNs (Jewish Rehabilitation Centers For Living, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/5/2011	7,500,000
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6

Principal Amount			Value
$14,320,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.300%, 5/4/2011	14,320,000
22,935,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 5/5/2011	22,935,000
6,320,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.370%, 5/5/2011	6,320,000
6,765,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(FHLB of Boston LOC), 0.260%, 5/5/2011	6,765,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.250%, 5/5/2011	5,000,000
2,340,000	[3,4]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.330%, 5/5/2011	2,340,000
7,245,000	[3,4]	Massachusetts HEFA, Stage Trust (Series 2009-27C), 0.37% TOBs (Baystate Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 5/5/2011	7,245,000
1,500,000		Massachusetts IFA, (Series 1992B), 0.85% CP (New England Power Co.), Mandatory Tender 5/27/2011	1,500,000
8,400,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.250%, 5/5/2011	8,400,000
14,100,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.260%, 5/5/2011	14,100,000
2,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/5/2011	2,000,000
6,200,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/5/2011	6,200,000
3,685,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.260%, 5/4/2011	3,685,000
1,890,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.370%, 5/4/2011	1,890,000
10,805,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Banco Santander, S.A. LOC), 0.370%, 5/5/2011	10,805,000
5,400,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/5/2011	5,400,000
2,900,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.250%, 5/4/2011	2,900,000
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Principal Amount			Value
$14,360,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 5/5/2011	14,360,000
4,900,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Bank, N.A. LOC), 0.270%, 5/5/2011	4,900,000
9,840,000	[3,4]	Massachusetts State Special Obligation, GS Trust (Series 2007-96T) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.260%, 5/5/2011	9,840,000
12,520,000	[3,4]	Massachusetts Water Resources Authority, P-FLOATs (Series PT-4370) Weekly VRDNs (Dexia Credit Local LIQ), 0.960%, 5/5/2011	12,520,000
1,648,200		Millis, MA, 1.50% BANs, 2/23/2012	1,656,866
2,600,000		Nantucket, MA, 1.25% BANs, 2/24/2012	2,613,754
2,371,000		Pittsfield, MA, 1.50% BANs, 6/30/2011	2,373,900
1,632,905		Randolph, MA, 1.50% BANs, 8/30/2011	1,636,943
1,714,000		Rowley, MA, 1.50% BANs, 5/4/2012	1,726,684
1,303,000		Rowley, MA, 1.50% BANs, 5/6/2011	1,303,134
		TOTAL	285,565,567
		Puerto Rico – 1.8%
5,100,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.220%, 5/4/2011	5,100,000
		TOTAL MUNICIPAL INVESTMENTS — 101.4% (AT AMORTIZED COST)[5]	290,665,567
		OTHER ASSETS AND LIABILITIES - NET — (1.4)%[6]	(3,898,354)
		TOTAL NET ASSETS — 100%	$286,767,213

At April 30, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
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8

At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.5%	0.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $85,925,000, which represented 30.0% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $85,925,000, which represented 30.0% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
FHLB	— Federal Home Loan Bank
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$290,665,567
Cash		89,632
Income receivable		320,094
Receivable for shares sold		15,009
TOTAL ASSETS		291,090,302
Liabilities:
Payable for investments purchased	$4,224,030
Payable for shares redeemed	15,009
Income distribution payable	1,256
Payable for investment adviser fee (Note 4)	1,305
Payable for Directors'/Trustees' fees	816
Payable for shareholder services fee (Note 4)	9,924
Accrued expenses	70,749
TOTAL LIABILITIES		4,323,089
Net assets for 286,766,053 shares outstanding		$286,767,213
Net Assets Consist of:
Paid-in capital		$286,766,265
Accumulated net realized gain on investments		1,699
Distributions in excess of net investment income		(751)
TOTAL NET ASSETS		$286,767,213
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$181,543,839 ÷ 181,524,779 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$105,223,374 ÷ 105,241,274 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$552,792
Expenses:
Investment adviser fee (Note 4)		$610,886
Administrative fee (Note 4)		119,327
Custodian fees		5,775
Transfer and dividend disbursing agent fees and expenses		86,901
Directors'/Trustees' fees		1,474
Auditing fees		9,182
Legal fees		3,354
Portfolio accounting fees		43,098
Distribution services fee — Cash Series Shares (Note 4)		344,040
Shareholder services fee — Institutional Service Shares (Note 4)		187,812
Shareholder services fee — Cash Series Shares (Note 4)		143,350
Account administration fee — Institutional Service Shares		40,686
Share registration costs		28,400
Printing and postage		10,969
Insurance premiums		2,440
Miscellaneous		1,138
TOTAL EXPENSES		1,638,832
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(382,895)
Waiver of administrative fee	(3,106)
Waiver of distribution services fee — Cash Series Shares	(344,040)
Waiver of shareholder services fee — Institutional Service Shares	(139,833)
Waiver of shareholder services fee — Cash Series Shares	(143,350)
Reimbursement of shareholder services fee — Institutional Service Shares	(47,979)
Reimbursement of account administration fee — Institutional Service Shares	(40,686)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,101,889)
Net expenses			536,943
Net investment income			15,849
Net realized gain on investments			4,231
Change in net assets resulting from operations			$20,080

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,849	$30,517
Net realized gain on investments	4,231	188,112
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,080	218,629
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(9,529)	(20,831)
Cash Series Shares	(5,730)	(10,649)
Distributions from net realized gain on investments
Institutional Service Shares	(111,948)	(42,272)
Cash Series Shares	(75,413)	(18,262)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(202,620)	(92,014)
Share Transactions:
Proceeds from sale of shares	439,406,443	650,199,939
Net asset value of shares issued to shareholders in payment of distributions declared	106,176	44,541
Cost of shares redeemed	(452,768,540)	(758,077,493)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,255,921)	(107,833,013)
Change in net assets	(13,438,461)	(107,706,398)
Net Assets:
Beginning of period	300,205,674	407,912,072
End of period (including distributions in excess of net investment income of $(751) and $(1,341), respectively)	$286,767,213	$300,205,674

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	248,497,168	$248,497,168	462,519,264	$462,519,264
Shares issued to shareholders in payment of distributions declared	25,047	25,047	15,693	15,693
Shares redeemed	(259,881,719)	(259,881,719)	(556,500,623)	(556,500,623)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(11,359,504)	$(11,359,504)	(93,965,666)	$(93,965,666)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	190,909,275	$190,909,275	187,680,675	$187,680,675
Shares issued to shareholders in payment of distributions declared	81,129	81,129	28,848	28,848
Shares redeemed	(192,886,821)	(192,886,821)	(201,576,870)	(201,576,870)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(1,896,417)	$(1,896,417)	(13,867,347)	$(13,867,347)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(13,255,921)	$(13,255,921)	(107,833,013)	$(107,833,013)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $382,895 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,106 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived its entire fee of $344,040. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $47,979 of shareholder services fees and $40,686 of account administration fees. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $283,183 of Service Fees. This waiver can be modified or terminated at any time.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.60% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $264,995,000 and $237,975,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 52.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.9% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. Subsequent events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Massachusetts Municipal Cash Trust (the “Fund”)

(formerly, Massachusetts Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

20

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

21

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Federated Massachusetts Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N518
Cusip 608919882

1052806 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares
Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.007	0.024	0.033	0.030
Net realized gain (loss) on investments	—	—	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.007	0.024	0.033	0.030
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.007)	(0.024)	(0.033)	(0.030)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.007)	(0.024)	(0.033)	(0.030)
Regulatory Settlement Proceeds	—	0.000[1,2]	—	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.07%	0.14%[2]	0.72%	2.51%	3.39%	3.05%
Ratios to Average Net Assets:
Net expenses	0.43%[4]	0.43%	0.44%[5]	0.41%[5]	0.40%	0.40%
Net investment income	0.13%[4]	0.14%	0.76%	2.43%	3.34%	3.00%
Expense waiver/reimbursement[6]	0.24%[4]	0.14%	0.17%	0.17%	0.20%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,272	$43,459	$39,342	$81,651	$79,573	$47,176

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1	Represents less than $0.001.
2	During the year ended October 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.01% on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.44% and 0.41% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.023	0.032	0.028
Net realized gain (loss) on investments	—	—	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.023	0.032	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.028)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.028)
Regulatory Settlement Proceeds	—	0.000[1,2]	—	—	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.02%[2]	0.55%	2.34%	3.23%	2.88%
Ratios to Average Net Assets:
Net expenses	0.55%[4]	0.56%	0.60%[5]	0.57%[5]	0.56%	0.56%
Net investment income	0.02%[4]	0.03%	0.56%	2.27%	3.19%	2.87%
Expense waiver/reimbursement[6]	0.37%[4]	0.26%	0.26%	0.26%	0.29%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,716	$162,378	$265,241	$655,274	$232,700	$198,530
1	Represents less than $0.001.
2	During the year ended October 31, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.57% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.10	$2.73
Institutional Shares	$1,000	$1,000.70	$2.13
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.07	$2.76
Institutional Shares	$1,000	$1,022.66	$2.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.55%
Institutional Shares	0.43%
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	73.0%
Municipal Notes	26.4%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.0%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	20.7%
181 Days or more	5.7%
Other Assets and Liabilities — Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.4%[1,2]
		Michigan – 93.3%
$6,000,000	[3,4]	BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7), 0.510%, 5/5/2011	6,000,000
7,575,000	[3,4]	Detroit, MI City School District, ROCs (Series 11831) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.460%, 5/5/2011	7,575,000
345,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.430%, 5/5/2011	345,000
3,000,000		Kalamazoo, MI, 1.25% TANs, 12/1/2011	3,011,552
3,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.250%, 5/4/2011	3,000,000
3,450,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.410%, 5/5/2011	3,450,000
10,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	10,035,871
65,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.330%, 5/5/2011	65,000
1,090,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	1,090,000
7,400,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.290%, 5/5/2011	7,400,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 0.470%, 5/4/2011	3,100,000
1,035,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.300%, 5/2/2011	1,035,000
870,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.400%, 5/5/2011	870,000
7,125,000		Michigan State Housing Development Authority, SFM Revenue Bonds (2003 Series C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.100%, 5/4/2011	7,125,000
8,205,000	[3,4]	Michigan State Housing Development Authority, Stage Trust (Series 2010-9C), 0.38% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/25/2011	8,205,000
1,630,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 0.500%, 5/5/2011	1,630,000
600,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Bank of America N.A. LOC), 0.970%, 5/4/2011	600,000
250,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Bank of America N.A. LOC), 0.520%, 5/4/2011	250,000
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Principal Amount		Value
$3,010,000	Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.430%, 5/5/2011	3,010,000
400,000	Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Bank of America N.A. LOC), 0.520%, 5/5/2011	400,000
1,300,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 0.670%, 5/4/2011	1,300,000
900,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 0.870%, 5/4/2011	900,000
685,000	Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 0.430%, 5/5/2011	685,000
1,100,000	Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/5/2011	1,100,000
500,000	Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.100%, 5/4/2011	500,000
4,000,000	Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.460%, 5/5/2011	4,000,000
1,785,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.440%, 5/5/2011	1,785,000
1,100,000	Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/4/2011	1,100,000
1,775,000	Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.520%, 5/4/2011	1,775,000
715,000	Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.500%, 5/5/2011	715,000
1,620,000	Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 1.100%, 5/5/2011	1,620,000
815,000	Michigan State Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec American Forgings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/5/2011	815,000
2,800,000	Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 5/5/2011	2,800,000
926,000	Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.280%, 5/4/2011	926,000
8,000,000	Michigan State, Fiscal Year 2011 (Series A), 2.00% TANs, 9/30/2011	8,052,177
900,000	Michigan Strategic Fund Weekly VRDNs (Creative Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/4/2011	900,000
2,185,000	Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 0.590%, 5/5/2011	2,185,000
3,360,000	Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.440%, 5/5/2011	3,360,000
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Principal Amount		Value
$2,200,000	Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/(Bank of America N.A. LOC), 1.100%, 5/5/2011	2,200,000
1,820,000	Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	1,820,000
9,410,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2011	9,410,000
4,055,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	4,055,000
845,000	Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2011	845,000
5,790,000	Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 5/6/2011	5,790,000
2,000,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.320%, 5/5/2011	2,000,000
2,370,000	Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.490%, 5/5/2011	2,370,000
800,000	Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.100%, 5/4/2011	800,000
2,360,000	Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/(Bank of America N.A. LOC), 0.470%, 5/5/2011	2,360,000
	TOTAL	134,365,600
	Puerto Rico – 6.1%
5,195,000	Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 0.95% TOBs (Abbott Laboratories), Mandatory Tender 3/1/2012	5,195,000
3,560,000	Puerto Rico Municipal Finance Agency, (1999 Series A) GO UT, 5.75% Bonds (Assured Guaranty Municipal Corp. INS), 8/1/2011	3,568,665
	TOTAL	8,763,665
	TOTAL MUNICIPAL INVESTMENTS — 99.4% (AT AMORTIZED COST)[5]	143,129,265
	OTHER ASSETS AND LIABILITIES - NET — 0.6%[6]	858,672
	TOTAL NET ASSETS — 100%	$143,987,937

Securities that are subject to the federal alternative minimum tax (AMT) represent 51.8% of the portfolio as calculated based upon total market value.

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1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $29,180,000, which represented 20.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $29,180,000, which represented 20.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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The following acronyms are used throughout this portfolio:

EDC	— Economic Development Commission
FHLB	— Federal Home Loan Bank
GO	— General Obligation
GTD	— Guaranteed
IDR	— Industrial Development Revenue
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCA	— Pollution Control Authority
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$143,129,265
Cash		547,624
Income receivable		361,720
Receivable for shares sold		9,326
TOTAL ASSETS		144,047,935
Liabilities:
Payable for shares redeemed	$7,726
Income distribution payable	2,519
Payable for transfer and dividend disbursing agent fees and expenses	13,254
Payable for Directors'/Trustees' fees	2,035
Payable for shareholder services fee (Note 5)	20,523
Payable for share registration costs	11,469
Accrued expenses	2,472
TOTAL LIABILITIES		59,998
Net assets for 144,017,355 shares outstanding		$143,987,937
Net Assets Consist of:
Paid-in capital		$144,054,552
Accumulated net realized loss on investments		(66,103)
Distributions in excess of net investment income		(512)
TOTAL NET ASSETS		$143,987,937
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$120,715,784 ÷ 120,763,081 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$23,272,153 ÷ 23,254,274 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$485,441
Expenses:
Investment adviser fee (Note 5)		$341,079
Administrative fee (Note 5)		94,219
Custodian fees		3,444
Transfer and dividend disbursing agent fees and expenses		44,619
Auditing fees		9,182
Legal fees		3,382
Portfolio accounting fees		30,777
Shareholder services fee — Institutional Service Shares (Note 5)		156,802
Account administration fee — Institutional Service Shares		13,612
Share registration costs		30,420
Printing and postage		12,064
Insurance premiums		2,440
Miscellaneous		1,646
TOTAL EXPENSES		743,686
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(186,215)
Waiver of administrative fee	(16,503)
Waiver of shareholder services fee — Institutional Service Shares	(25,778)
Reimbursement of shareholder services fee — Institutional Service Shares	(63,486)
TOTAL WAIVERS AND REIMBURSEMENT		(291,982)
Net expenses			451,704
Net investment income			$33,737

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$33,737	$110,424
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(12,289)	(50,831)
Institutional Shares	(21,922)	(53,046)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,211)	(103,877)
Share Transactions:
Proceeds from sale of shares	309,266,361	725,083,437
Net asset value of shares issued to shareholders in payment of distributions declared	22,901	59,408
Cost of shares redeemed	(371,137,473)	(823,906,400)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(61,848,211)	(98,763,555)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 9)	—	10,252
Change in net assets	(61,848,685)	(98,746,756)
Net Assets:
Beginning of period	205,836,622	304,583,378
End of period (including distributions in excess of net investment income of $(512) and $(38), respectively)	$143,987,937	$205,836,622

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	129,300,186	$129,300,186	354,484,378	$354,484,378
Shares issued to shareholders in payment of distributions declared	5,860	5,860	20,907	20,907
Shares redeemed	(170,967,741)	(170,967,741)	(457,382,596)	(457,382,596)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(41,661,695)	$(41,661,695)	(102,877,311)	$(102,877,311)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	179,966,175	$179,966,175	370,599,059	$370,599,059
Shares issued to shareholders in payment of distributions declared	17,041	17,041	38,501	38,501
Shares redeemed	(200,169,732)	(200,169,732)	(366,523,804)	(366,523,804)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(20,186,516)	$(20,186,516)	4,113,756	$4,113,756
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(61,848,211)	$(61,848,211)	(98,763,555)	$(98,763,555)

4. FEDERAL TAX INFORMATION

At October 31, 2010, the Fund had a capital loss carryforward of $66,103 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $186,215 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.091% of average daily net assets of the Fund. FAS waived $16,503 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $63,486 of Service Fees. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $25,778 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.59% and 0.43% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $104,895,000 and $170,160,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 69.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.8% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

9. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2010, the Fund received $10,252 in settlement of administrative proceedings against other unaffiliated third parties. The settlement was recorded as an increase to paid-in capital.

10. subsequent event

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Michigan Municipal Cash Trust (the “Fund”)

(formerly, Michigan Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

22

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Michigan Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N385
Cusip 60934N377

G01456-02 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.005	0.024	0.034	0.030
Net realized gain on investments	—	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.003	0.005	0.024	0.034	0.030
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.005)	(0.024)	(0.034)	(0.030)
Distributions from net realized gain on investments	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.003)	(0.005)	(0.024)	(0.034)	(0.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.30%	0.53%	2.48%	3.44%	3.07%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.39%[4]	0.34%[4]	0.33%	0.33%
Net investment income	0.02%[3]	0.08%	0.51%	2.45%	3.38%	3.05%
Expense waiver/reimbursement[5]	0.27%[3]	0.23%	0.22%	0.22%	0.22%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$148,422	$162,665	$257,338	$336,149	$348,861	$346,966
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.39% and 0.34% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.018	0.028	0.025
Net realized gain on investments	—	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.002	0.001	0.018	0.028	0.025
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.018)	(0.028)	(0.025)
Distributions from net realized gain on investments	(0.000)[1]	(0.002)	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.002)	(0.001)	(0.018)	(0.028)	(0.025)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.23%	0.13%	1.80%	2.83%	2.56%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.42%	0.80%[5]	1.01%[5]	0.92%	0.83%
Net investment income	0.01%[3]	0.00%[4]	0.10%	1.76%	2.79%	2.47%
Expense waiver/reimbursement[6]	1.01%[3]	0.91%	0.56%	0.30%	0.38%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,680	$43,140	$39,106	$58,862	$73,436	$81,560
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.80% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$1.74
Cash Series Shares	$1,000	$1,000.10	$1.79[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.06	$1.76
Cash Series Shares	$1,000	$1,023.01	$1.81[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Cash Series Shares	0.36%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	82.2%
Municipal Notes	17.5%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.2%
8-30 Days	0.0%
31-90 Days	0.0%
91-180 Days	11.8%
181 Days or more	5.7%
Other Assets and Liabilities — Net[2]	0.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.7%[1,2]
	Minnesota – 99.7%
$6,725,000	Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 1.000%, 5/4/2011	6,725,000
4,985,000	Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.320%, 5/2/2011	4,985,000
2,600,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.260%, 5/5/2011	2,600,000
3,830,000	Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.470%, 5/3/2011	3,830,000
3,550,000	Cohasset, MN, (Series 2000) Weekly VRDNs (Minnesota Power, Inc.)/(Bank of America N.A. LOC), 0.310%, 5/5/2011	3,550,000
3,400,000	Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(Bank of America N.A. LOC), 0.360%, 5/6/2011	3,400,000
6,865,000	Dakota County, MN CDA, (Series 2007A) Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.300%, 5/6/2011	6,865,000
4,325,000	Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 0.300%, 5/5/2011	4,325,000
8,000,000	East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.270%, 5/5/2011	8,000,000
4,000,000	Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,041,731
1,000,000	Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.510%, 5/5/2011	1,000,000
1,170,000	Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 0.480%, 5/1/2011	1,170,000
3,320,000	Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.300%, 5/5/2011	3,320,000
875,000	Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	875,000
350,000	Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	350,000
7,800,000	Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.440%, 5/5/2011	7,800,000
500,000	Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.290%, 5/1/2011	500,000
500,000	Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.270%, 5/5/2011	500,000
3,000,000	Minneapolis, MN, (Series 1999) Weekly VRDNs (Dexia Credit Local LIQ), 0.450%, 5/5/2011	3,000,000
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Principal Amount			Value
$6,850,000		Minneapolis, MN, Convention Center Bonds (Series 2000) Daily VRDNs (Dexia Credit Local LIQ), 0.450%, 5/5/2011	6,850,000
6,310,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.260%, 5/5/2011	6,310,000
6,800,000		Minnesota Rural Water Finance Authority, 1.25% RANs, 4/1/2012	6,837,165
9,000,000		Minnesota State HFA, (2004 Series G) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.300%, 5/5/2011	9,000,000
4,000,000		Minnesota State HFA, (2009 Series C) Weekly VRDNs (FHLB of Des Moines LIQ), 0.280%, 5/5/2011	4,000,000
6,205,000		Minnesota State HFA, (2009 Series F) Weekly VRDNs (FHLB of Des Moines LIQ), 0.280%, 5/5/2011	6,205,000
3,450,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-C2) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	3,450,000
1,200,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.290%, 5/4/2011	1,200,000
1,525,000		Minnesota State Higher Education Facility Authority, (Series Six E-1) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.260%, 5/5/2011	1,525,000
3,845,000		Minnesota State Higher Education Facility Authority, (Series Six-E2) Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.260%, 5/5/2011	3,845,000
2,300,000		Minnesota State Office of Higher Education, (2008 Series B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.290%, 5/5/2011	2,300,000
13,280,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2010), 2.00% TANs (GTD by Minnesota State), 9/1/2011	13,353,572
1,965,000		Northfield, MN, (Series 2003) Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.360%, 5/6/2011	1,965,000
265,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.650%, 5/5/2011	265,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.300%, 5/5/2011	4,965,000
2,915,000		Red Wing, MN Port Authority, (Series 2006) Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 0.500%, 5/5/2011	2,915,000
3,500,000		Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.310%, 5/5/2011	3,500,000
840,000		Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	840,000
400,000		Savage, MN, (Series 1998) Weekly VRDNs (Fabcon, Inc.)/(Bank of America N.A. LOC), 1.100%, 5/5/2011	400,000
1,000,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.260%, 5/5/2011	1,000,000
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Principal Amount		Value
$17,100,000	St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 5/5/2011	17,100,000
6,270,000	St. Francis, MN ISD No.015, (Series A), 1.00% TANs (GTD by Minnesota State), 9/15/2011	6,283,814
1,295,000	St. Joseph, MN, (Series 2002: Vicwest Project) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.520%, 5/3/2011	1,295,000
1,500,000	St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.350%, 5/6/2011	1,500,000
855,000	St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	855,000
1,000,000	St. Paul, MN Port Authority, (2009-12 Series EE) Weekly VRDNs (District Cooling St. Paul)/(Deutsche Bank AG LOC), 0.270%, 5/5/2011	1,000,000
1,700,000	St. Paul, MN Port Authority, (Series 2009-5 Series O) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.230%, 5/5/2011	1,700,000
1,000,000	St. Paul, MN Port Authority, (Series 2009-7Q) Weekly VRDNs (District Energy St. Paul)/(Deutsche Bank AG LOC), 0.230%, 5/5/2011	1,000,000
2,500,000	St. Paul, MN Port Authority, IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.550%, 5/5/2011	2,500,000
3,800,000	Stevens County, MN, (Series 2006) Weekly VRDNs (Darnen Dairy, LLP)/(Wells Fargo Bank, N.A. LOC), 0.370%, 5/5/2011	3,800,000
1,470,000	Waite Park, MN, (Series 2000) Weekly VRDNs (Ben's Tool & Ironworks)/(U.S. Bank, N.A. LOC), 0.500%, 5/5/2011	1,470,000
3,000,000	Westonka, MN ISD No. 277, (Series A), 1.00% TANs (GTD by Minnesota State), 9/30/2011	3,005,827
1,535,000	White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.360%, 5/6/2011	1,535,000
	TOTAL MUNICIPAL INVESTMENTS — 99.7% (AT AMORTIZED COST)[5]	190,607,109
	OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	495,316
	TOTAL NET ASSETS — 100%	$191,102,425

Securities that are subject to the federal alternative minimum tax (AMT) represent 51.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
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At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $3,450,000, which represented 1.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $3,450,000, which represented 1.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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The following acronyms are used throughout this portfolio:

CDA	— Community Development Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
RANs	— Revenue Anticipation Notes
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$190,607,109
Cash		204,638
Income receivable		330,915
Prepaid expenses		2,606
TOTAL ASSETS		191,145,268
Liabilities:
Payable for shares redeemed	$4,002
Income distribution payable	1,874
Payable for investment adviser fee (Note 4)	4,497
Payable for transfer and dividend disbursing agent fees and expenses	11,437
Payable for Directors'/Trustees' fees	655
Payable for distribution services fee (Note 4)	361
Payable for shareholder services fee (Note 4)	358
Payable for share registration costs	19,659
TOTAL LIABILITIES		42,843
Net assets for 191,103,388 shares outstanding		$191,102,425
Net Assets Consist of:
Paid-in capital		$191,103,348
Accumulated net realized loss on investments		(240)
Distributions in excess of net investment income		(683)
TOTAL NET ASSETS		$191,102,425
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$148,422,050 ÷ 148,415,560 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$42,680,375 ÷ 42,687,828 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$374,172
Expenses:
Investment adviser fee (Note 4)		$408,634
Administrative fee (Note 4)		94,220
Custodian fees		3,897
Transfer and dividend disbursing agent fees and expenses		33,846
Directors'/Trustees' fees		838
Auditing fees		9,182
Legal fees		3,229
Portfolio accounting fees		32,747
Distribution services fee — Cash Series Shares (Note 4)		109,951
Shareholder services fee — Cash Series Shares (Note 4)		54,752
Share registration costs		26,666
Printing and postage		10,731
Insurance premiums		2,339
Miscellaneous		878
TOTAL EXPENSES		791,910
Waivers (Note 4):
Waiver of investment adviser fee	$(255,801)
Waiver of administrative fee	(16,335)
Waiver of distribution services fee — Cash Series Shares	(107,937)
Waiver of shareholder services fee — Cash Series Shares	(54,752)
TOTAL WAIVERS		(434,825)
Net expenses			357,085
Net investment income			$17,087

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,087	$161,891
Net realized gain on investments	—	12,958
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,087	174,849
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,436)	(160,301)
Cash Series Shares	(2,184)	(1,644)
Distributions from net realized gain on investments
Institutional Shares	(9,542)	(508,348)
Cash Series Shares	(2,580)	(98,067)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,742)	(768,360)
Share Transactions:
Proceeds from sale of shares	294,742,081	570,958,752
Net asset value of shares issued to shareholders in payment of distributions declared	7,237	215,241
Cost of shares redeemed	(309,440,086)	(661,218,429)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,690,768)	(90,044,436)
Change in net assets	(14,703,423)	(90,637,947)
Net Assets:
Beginning of period	205,805,848	296,443,795
End of period (including distributions in excess of net investment income of $(683) and $(150), respectively)	$191,102,425	$205,805,848

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Minnesota Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes shares: Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	246,473,493	$246,473,493	464,267,315	$464,267,315
Shares issued to shareholders in payment of distributions declared	2,494	2,494	115,674	115,674
Shares redeemed	(260,709,486)	(260,709,486)	(558,557,483)	(558,557,483)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(14,233,499)	$(14,233,499)	(94,174,494)	$(94,174,494)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	48,268,588	$48,268,588	106,691,436	$106,691,436
Shares issued to shareholders in payment of distributions declared	4,743	4,743	99,568	99,568
Shares redeemed	(48,730,600)	(48,730,600)	(102,660,946)	(102,660,946)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(457,269)	$(457,269)	4,130,058	$4,130,058
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,690,768)	$(14,690,768)	(90,044,436)	$(90,044,436)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $255,801 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,335 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.50% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $107,937 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $54,752 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.35% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or Semi-Annual Shareholder Report

17

(b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $192,575,000 and $205,570,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 65.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.1% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Minnesota Municipal Cash Trust (the “Fund”)

(formerly, Minnesota Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes [Page Intentionally Left Blank]

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Federated Minnesota Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N492
Cusip 60934N484

1052807 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.022	0.031	0.028
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.022	0.031	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.022)	(0.031)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.022)	(0.031)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.04%	0.36%	2.19%	3.14%	2.79%
Ratios to Average Net Assets:
Net expenses	0.40%[3]	0.37%	0.67%[4]	0.65%[4]	0.64%	0.64%
Net investment income	0.01%[3]	0.00%[5]	0.36%	2.13%	3.07%	2.75%
Expense waiver/reimbursement[6]	0.46%[3]	0.49%	0.18%	0.18%	0.22%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$234,102	$235,115	$362,599	$444,353	$312,171	$267,413
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.67% and 0.65% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$1.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.81	$2.01
1	Expenses are equal to the Fund's annualized net expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 0.66% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.27 and $3.31, respectively.

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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	84.2%
Municipal Notes	8.7%
Commercial Paper	7.0%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.1%
8-30 Days	0.8%
31-90 Days	4.5%
91-180 Days	8.6%
181 Days or more	8.9%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.9%[1,2]
	North Carolina – 99.9%
$1,530,000	Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	1,530,000
2,200,000	Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	2,200,000
6,600,000	Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	6,600,000
2,590,000	Carrboro, NC, 1.00% BANs, 7/20/2011	2,591,692
810,000	Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	810,000
4,336,000	Charlotte, NC, 0.38% CP (Bank of America N.A. LIQ), Mandatory Tender 11/14/2011	4,336,000
2,000,000	Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 6/7/2011	2,000,000
9,923,000	Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 9/8/2011	9,923,000
8,565,000	Davie County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Amarr Co.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	8,565,000
5,575,000	Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.510%, 5/5/2011	5,575,000
1,510,000	Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	1,510,000
1,900,000	Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	1,900,000
1,916,000	Halifax County, NC, 0.75% BANs, 5/18/2011	1,916,178
26,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.470%, 5/4/2011	26,000,000
5,200,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.450%, 5/4/2011	5,200,000
875,000	Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.600%, 5/5/2011	875,000
9,100,000	Iredell County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Providencia USA, Inc.)/(HSBC Bank USA LOC), 0.380%, 5/5/2011	9,100,000
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Principal Amount			Value
$3,565,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/6/2011	3,565,000
1,600,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	1,600,000
9,660,000		Mecklenburg County, NC, 7 Month Windows (Series 2009D), MVRENs, 0.360%, 5/5/2011	9,660,000
2,555,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.260%, 5/4/2011	2,555,000
700,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.250%, 5/4/2011	700,000
1,580,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	1,580,000
2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	2,000,000
1,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	1,100,000
1,655,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Daily VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/2/2011	1,655,000
10,220,000	[3,4]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C), 0.38% TOBs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/1/2011	10,220,000
2,960,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 0.310%, 5/5/2011	2,960,000
940,000		North Carolina Educational Facilities Finance Agency, (Series 1999A) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	940,000
1,675,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	1,675,000
3,015,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	3,015,000
6,170,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.360%, 5/5/2011	6,170,000
5,265,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/5/2011	5,265,000
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Principal Amount			Value
$1,400,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.240%, 5/5/2011	1,400,000
4,700,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	4,700,000
7,395,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.460%, 5/5/2011	7,395,000
3,645,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.270%, 5/4/2011	3,645,000
4,900,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.240%, 5/5/2011	4,900,000
5,000,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.270%, 5/5/2011	5,000,000
3,120,000		North Carolina Medical Care Commission, (Series 2010A), 2.00% Bonds (REX Healthcare), 7/1/2011	3,125,970
1,600,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 1.380%, 5/5/2011	1,600,000
9,500,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.270%, 5/4/2011	9,500,000
3,455,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.230%, 5/5/2011	3,455,000
6,955,000		Raleigh, NC, (Series 2009), MVRENs, 0.360%, 5/5/2011	6,955,000
755,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.870%, 5/5/2011	755,000
2,711,000		Scott's Hill, NC Water & Sewer District, 1.00% BANs, 6/8/2011	2,711,703
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.350%, 5/5/2011	10,000,000
3,080,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 5/5/2011	3,080,000
7,900,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 5/5/2011	7,900,000
11,530,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	11,530,000
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Principal Amount		Value
$1,000,000	Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 5/5/2011	1,000,000
	TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	233,944,543
	OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	157,009
	TOTAL NET ASSETS — 100%	$234,101,552

Securities that are subject to the federal alternative minimum tax (AMT) represent 39.0% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.6%	2.4%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $32,040,000, which represented 13.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $32,040,000, which represented 13.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

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7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
CP	— Commercial Paper
GTD	— Guaranteed
HFA	— Housing Finance Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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8

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$233,944,543
Cash		51,313
Income receivable		157,233
Receivable for shares sold		143
TOTAL ASSETS		234,153,232
Liabilities:
Income distribution payable	$745
Payable for investment adviser fee (Note 4)	5,376
Payable for transfer and dividend disbursing agent fees and expenses	21,493
Payable for Directors'/Trustees' fees	664
Payable for shareholder services fee (Note 4)	4,226
Payable for share registration costs	17,493
Accrued expenses	1,683
TOTAL LIABILITIES		51,680
Net assets for 234,100,571 shares outstanding		$234,101,552
Net Assets Consist of:
Paid-in capital		$234,100,394
Accumulated net realized gain on investments		1,535
Distributions in excess of net investment income		(377)
TOTAL NET ASSETS		$234,101,552
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$234,101,552 ÷ 234,100,571 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$503,628
Expenses:
Investment adviser fee (Note 4)		$491,752
Administrative fee (Note 4)		96,055
Custodian fees		4,764
Transfer and dividend disbursing agent fees and expenses		82,622
Directors'/Trustees' fees		1,015
Auditing fees		9,182
Legal fees		3,422
Portfolio accounting fees		30,820
Shareholder services fee (Note 4)		206,753
Account administration fee		100,552
Share registration costs		19,903
Printing and postage		11,117
Insurance premiums		2,389
Miscellaneous		949
TOTAL EXPENSES		1,061,295
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(267,787)
Waiver of administrative fee	(2,500)
Waiver of shareholder services fee	(206,753)
Waiver of account administration fee	(41,831)
Reimbursement of account administration fee	(51,087)
TOTAL WAIVERS AND REIMBURSEMENT		(569,958)
Net expenses			491,337
Net investment income			12,291
Net realized gain on investments			3,537
Change in net assets resulting from operations			$15,828

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,291	$9,280
Net realized gain on investments	3,537	4,603
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,828	13,883
Distributions to Shareholders:
Distributions from net investment income	(12,277)	(9,671)
Distributions from net realized gain on investments	(5,286)	(129,512)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,563)	(139,183)
Share Transactions:
Proceeds from sale of shares	266,654,816	524,064,245
Net asset value of shares issued to shareholders in payment of distributions declared	10,498	101,936
Cost of shares redeemed	(267,677,064)	(651,525,202)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,011,750)	(127,359,021)
Change in net assets	(1,013,485)	(127,484,321)
Net Assets:
Beginning of period	235,115,037	362,599,358
End of period (including distributions in excess of net investment income of $(377) and $(391), respectively)	$234,101,552	$235,115,037

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2011	Year Ended 10/31/2010
Shares sold	266,654,816	524,064,245
Shares issued to shareholders in payment of distributions declared	10,498	101,936
Shares redeemed	(267,677,064)	(651,525,202)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,011,750)	(127,359,021)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $267,787 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,500 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $51,087 of account administration fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $206,753 of shareholder services fees and $41,831 of account administration fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.66% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $184,175,000 and $157,520,000, respectively.

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General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 49.8% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, Wells Fargo Bank, N.A., was 20.2% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

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Evaluation and Approval of Advisory Contract – May 2010

Federated North Carolina Municipal Cash Trust (the “Fund”)

(formerly, North Carolina Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report

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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report

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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated North Carolina Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N278

G01177-01 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares
Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.022	0.032	0.028
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.022	0.032	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.022)	(0.032)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.022)	(0.032)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.05%	0.63%	2.27%	3.22%	2.85%
Ratios to Average Net Assets:
Net expenses	0.53%[3]	0.55%	0.60%[4]	0.56%[4]	0.55%	0.56%
Net investment income	0.01%[3]	0.04%	0.66%	2.14%	3.17%	2.81%
Expense waiver/reimbursement[5]	0.12%[3]	0.08%	0.04%	0.03%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,990	$60,362	$86,658	$177,653	$99,657	$79,176
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.60% and 0.56% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.021	0.030	0.027
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.021	0.030	0.027
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.021)	(0.030)	(0.027)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.021)	(0.030)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.48%	2.12%	3.07%	2.70%
Ratios to Average Net Assets:
Net expenses	0.53%[3]	0.59%	0.75%[4]	0.71%[4]	0.70%	0.70%
Net investment income	0.01%[3]	0.00%[5]	0.43%	2.04%	3.02%	2.65%
Expense waiver/reimbursement[6]	0.47%[3]	0.39%	0.24%	0.23%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$107,052	$126,292	$246,638	$188,070	$198,777	$145,914
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.75% and 0.71% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Financial Highlights – Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.018	0.027	0.024
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.018	0.027	0.024
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.018)	(0.027)	(0.024)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.018)	(0.027)	(0.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.23%	1.81%	2.76%	2.40%
Ratios to Average Net Assets:
Net expenses	0.53%[3]	0.58%	1.01%[4]	1.01%[4]	1.00%	1.01%
Net investment income	0.01%[3]	0.00%[5]	0.21%	1.69%	2.72%	2.36%
Expense waiver/reimbursement[6]	0.97%[3]	0.90%	0.48%	0.43%	0.45%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,115	$124,351	$145,156	$179,273	$141,332	$113,317
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.01% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$2.63
Institutional Service Shares	$1,000	$1,000.20	$2.63[2]
Cash Series Shares	$1,000	$1,000.20	$2.63[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.17	$2.66
Institutional Service Shares	$1,000	$1,022.17	$2.66[2]
Cash Series Shares	$1,000	$1,022.17	$2.66[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.53%
Institutional Service Shares	0.53%
Cash Series Shares	0.53%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.72% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.57 and $3.61, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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5

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	72.0%
Municipal Notes	26.6%
Other Assets and Liabilities — Net[2]	1.4%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	72.8%
8-30 Days	1.5%
31-90 Days	5.9%
91-180 Days	6.2%
181 Days or more	12.2%
Other Assets and Liabilities — Net[2]	1.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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6

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.6%[1,2]
		New Jersey – 95.1%
$4,689,000		Allamuchy Township, NJ, 1.75% BANs, 7/18/2011	4,693,451
2,000,000		Belmar, NJ, 2.00% BANs, 4/27/2012	2,009,739
11,000,000	[3,4]	BlackRock MuniYield New Jersey Fund, Inc., (Series W-7 1022), 0.51%, 5/5/2011	11,000,000
4,000,000		Bloomfield Township, NJ, 1.75% BANs, 7/21/2011	4,003,943
2,439,805		Boonton, NJ, 1.50% BANs, 11/23/2011	2,447,984
3,000,000		Cedar Grove Township, NJ, 2.00% BANs, 2/22/2012	3,018,065
1,553,800		Chester Township, NJ, 1.75% BANs, 2/24/2012	1,561,972
2,718,550		Colts Neck Township, NJ, (Series 2010A), 1.50% BANs, 8/17/2011	2,724,535
3,000,000		Cranford Township, NJ, 1.50% BANs, 2/3/2012	3,014,710
3,146,000		Edgewater, NJ, 1.50% BANs, 8/12/2011	3,152,160
4,573,850		Elmwood Park, NJ, 1.50% BANs, 8/12/2011	4,582,806
3,749,724		Flemington Borough, NJ, 1.50% BANs, 7/22/2011	3,753,930
1,634,431		Hillsborough Township, NJ, 1.50% BANs, 12/9/2011	1,638,358
5,000,000		Lodi, NJ, 1.75% BANs, 1/13/2012	5,017,369
3,000,000		Middle Township, NJ, 1.28% BANs, 12/16/2011	3,000,000
2,227,751		Millstone Township, NJ, 1.50% BANs, 9/28/2011	2,232,277
4,269,000		Monmouth Beach, NJ, 1.50% BANs, 10/21/2011	4,280,412
3,000,000		Montclair Township, NJ, 1.50% BANs, 12/15/2011	3,009,264
3,000,000		Montville Township, NJ, 1.50% BANs, 4/13/2012	3,011,270
3,010,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.550%, 5/5/2011	3,010,000
12,350,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 1.700%, 5/5/2011	12,350,000
185,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 0.530%, 5/5/2011	185,000
1,000,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/4/2011	1,000,000
8,400,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/4/2011	8,400,000
5,220,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.400%, 5/6/2011	5,220,000
6,465,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.380%, 5/4/2011	6,465,000
6,355,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Stamato Realty LLC)/(Comerica Bank LOC), 0.480%, 5/5/2011	6,355,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
$1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 0.520%, 5/2/2011	1,500,000
2,120,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.380%, 5/5/2011	2,120,000
6,080,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.390%, 5/5/2011	6,080,000
7,820,000	[3,4]	New Jersey Health Care Facilities Financing Authority, ROCs (Series 11626) Weekly VRDNs (Hackensack University Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.460%, 5/5/2011	7,820,000
15,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.290%, 5/5/2011	15,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.290%, 5/5/2011	13,995,000
3,640,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4660) Weekly VRDNs (Bank of America N.A. LIQ), 0.390%, 5/5/2011	3,640,000
11,325,000	[3,4]	New Jersey State Housing and Mortgage Finance Agency, EAGLES (Series 2010-0001) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.410%, 5/5/2011	11,325,000
24,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	24,000,000
14,300,000		New Jersey Turnpike Authority, (Series 2003C-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.750%, 5/4/2011	14,300,000
15,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.510%, 5/5/2011	15,000,000
5,840,000	[3,4]	Port Authority of New York and New Jersey, P-FLOATs (Series PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.020%, 5/5/2011	5,840,000
3,990,000		River Vale, NJ, 1.50% BANs, 5/27/2011	3,992,266
11,765,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.270%, 5/5/2011	11,765,000
2,618,500		Waldwick, NJ, 2.00% BANs, 3/30/2012	2,633,853
3,526,710		Wall Township, NJ, 1.50% BANs, 6/15/2011	3,529,119
2,750,000		West Caldwell Township, NJ, 2.00% BANs, 4/24/2012	2,769,961
2,294,000		Westwood, NJ, 1.50% BANs, 5/4/2011	2,294,141
		TOTAL	258,741,585
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8

Principal Amount			Value
		New York – 3.5%
$2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.320%, 5/5/2011	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.400%, 5/5/2011	1,020,000
2,000,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.360%, 5/5/2011	2,000,000
4,000,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.240%, 5/5/2011	4,000,000
		TOTAL	9,660,000
		TOTAL MUNICIPAL INVESTMENTS — 98.6% (AT AMORTIZED COST)[5]	268,401,585
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[6]	3,755,342
		TOTAL NET ASSETS — 100%	$272,156,927

Securities that are subject to the federal alternative minimum tax (AMT) represent 35.1% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $125,385,000, which represented 46.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $125,385,000, which represented 46.1% of total net assets.
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9

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
EDA	— Economic Development Authority
GTD	— Guaranteed
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$268,401,585
Cash		148,194
Income receivable		688,361
Receivable for investments sold		3,008,889
Receivable for shares sold		2,526
Prepaid expenses		11,045
TOTAL ASSETS		272,260,600
Liabilities:
Payable for shares redeemed	$2,533
Income distribution payable	1,030
Payable for investment adviser fee (Note 4)	14,085
Payable for transfer and dividend disbursing agent fees and expenses	37,943
Payable for Directors'/Trustees' fees	716
Payable for portfolio accounting fees	16,159
Payable for distribution services fee (Note 4)	805
Payable for shareholder services fee (Note 4)	8,741
Payable for share registration costs	21,661
TOTAL LIABILITIES		103,673
Net assets for 272,158,961 shares outstanding		$272,156,927
Net Assets Consist of:
Paid-in capital		$272,158,961
Accumulated net realized loss on investments		(364)
Distributions in excess of net investment income		(1,670)
TOTAL NET ASSETS		$272,156,927
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$58,989,895 ÷ 58,986,421 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$107,051,595 ÷ 107,042,958 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$106,115,437 ÷ 106,129,582 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest		$837,836
Expenses:
Investment adviser fee (Note 4)	$622,618
Administrative fee (Note 4)	121,620
Custodian fees	5,996
Transfer and dividend disbursing agent fees and expenses	127,289
Directors'/Trustees' fees	1,516
Auditing fees	9,182
Legal fees	4,760
Portfolio accounting fees	48,748
Distribution services fee — Institutional Service Shares (Note 4)	61,808
Distribution services fee — Cash Series Shares (Note 4)	369,351
Shareholder services fee — Institutional Service Shares (Note 4)	117,856
Shareholder services fee — Cash Series Shares (Note 4)	153,897
Account administration fee — Institutional Service Shares	36,333
Share registration costs	36,871
Printing and postage	22,275
Insurance premiums	2,462
Miscellaneous	1,477
TOTAL EXPENSES	1,744,059
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12

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(180,489)
Waiver of administrative fee	(3,167)
Waiver of distribution services fee — Institutional Service Shares	(61,808)
Waiver of distribution services fee — Cash Series Shares	(368,546)
Waiver of shareholder services fee — Institutional Service Shares	(94,100)
Waiver of shareholder services fee — Cash Series Shares	(153,858)
Reimbursement of shareholder services fee — Institutional Service Shares	(23,756)
Reimbursement of shareholder services fee — Cash Series Shares	(39)
Reimbursement of account administration fee — Institutional Service Shares	(35,516)
TOTAL WAIVERS AND REIMBURSEMENTS		$(921,279)
Net expenses			$822,780
Net investment income			$15,056

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,056	$41,794
Net realized gain on investments	—	45,336
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,056	87,130
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,662)	(30,097)
Institutional Service Shares	(6,167)	(7,457)
Cash Series Shares	(6,154)	(5,047)
Distributions from net realized gain on investments
Institutional Shares	(8,725)	(13,136)
Institutional Service Shares	(17,211)	(30,196)
Cash Series Shares	(18,324)	(22,117)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(60,243)	(108,050)
Share Transactions:
Proceeds from sale of shares	337,247,884	687,063,677
Net asset value of shares issued to shareholders in payment of distributions declared	43,068	68,577
Cost of shares redeemed	(376,093,986)	(854,558,280)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(38,803,034)	(167,426,026)
Change in net assets	(38,848,221)	(167,446,946)
Net Assets:
Beginning of period	311,005,148	478,452,094
End of period (including distributions in excess of net investment income of $(1,670) and $(743), respectively)	$272,156,927	$311,005,148

See Notes which are an integral part of the Financial Statements

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14

Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated New Jersey Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	59,879,805	$59,879,805	142,279,175	$142,279,175
Shares issued to shareholders in payment of distributions declared	3,550	3,550	15,687	15,687
Shares redeemed	(61,246,747)	(61,246,747)	(168,586,420)	(168,586,420)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,363,392)	$(1,363,392)	(26,291,558)	$(26,291,558)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	119,845,313	$119,845,313	272,271,247	$272,271,247
Shares issued to shareholders in payment of distributions declared	15,174	15,174	25,784	25,784
Shares redeemed	(139,083,102)	(139,083,102)	(392,633,346)	(392,633,346)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(19,222,615)	$(19,222,615)	(120,336,315)	$(120,336,315)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	157,522,766	$157,522,766	272,513,255	$272,513,255
Shares issued to shareholders in payment of distributions declared	24,344	24,344	27,106	27,106
Shares redeemed	(175,764,137)	(175,764,137)	(293,338,514)	(293,338,514)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(18,217,027)	$(18,217,027)	(20,798,153)	$(20,798,153)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(38,803,034)	$(38,803,034)	(167,426,026)	$(167,426,026)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $180,489 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,167 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.10%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $430,354 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $805 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $23,795 of shareholder services fees and $35,516 of account administration fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $247,958 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.57%, 072% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $201,915,000 and $173,070,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 47.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.2% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. subsequent event

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2010

Federated New Jersey Municipal Cash Trust (the “Fund”)

(formerly, New Jersey Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Federated New Jersey Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468
Cusip 608919874

2052902 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.009	0.025	0.034	0.031
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.009	0.025	0.034	0.031
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.009)	(0.025)	(0.034)	(0.031)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.009)	(0.025)	(0.034)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.18%	0.87%	2.53%	3.45%	3.10%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.31%	0.34%[4]	0.31%[4]	0.30%	0.31%
Net investment income	0.11%[3]	0.17%	0.85%	2.40%	3.39%	3.15%
Expense waiver/reimbursement[5]	0.27%[3]	0.26%	0.25%	0.25%	0.25%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$530,842	$688,480	$564,539	$515,109	$383,930	$416,538
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% and .31% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,000.70	$1.54
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.64	$1.56
1	Expenses are equal to the Fund's annualized net expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by (181/365) (to reflect the one-half-year period).
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2

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	75.3%
Municipal Notes	22.8%
Other Assets and Liabilities — Net[2]	1.9%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.3%
8-30 Days	1.4%
31-90 Days	14.5%
91-180 Days	3.2%
181 Days or more	3.7%
Other Assets and Liabilities — Net[2]	1.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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3

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.1%[1,2]
		New York – 97.6%
$5,732,118		Adirondack, NY CSD, 1.75% BANs, 6/30/2011	5,738,696
2,905,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.660%, 5/5/2011	2,905,000
14,000,000		Altmar-Parish-Williamstown, NY CSD, 2.00% BANs, 7/15/2011	14,019,878
10,000,000		Altmar-Parish-Williamstown, NY CSD, 2.00% BANs, 7/15/2011	10,012,234
14,470,100		Auburn, NY, (Series 2010A), 1.50% BANs, 6/3/2011	14,478,260
8,890,000		Bath, NY CSD, 1.75% BANs, 6/15/2011	8,898,127
670,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	670,000
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	7,100,000
7,200,000		Campbell Savona, NY, CSD, 1.75% BANs, 6/24/2011	7,207,371
14,000,000		Cattaraugus-Little Valley, NY CSD, (Series 2010A), 1.75% BANs, 6/16/2011	14,013,092
3,297,086		Chenango, NY, 1.75% BANs, 2/23/2012	3,312,976
8,037,180		Cherry Valley-Springfield, NY CSD, 1.25% BANs, 7/15/2011	8,041,287
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/ (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.260%, 5/5/2011	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 5/5/2011	30,945,000
6,645,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.660%, 5/5/2011	6,645,000
12,648,704		East Bloomfield, NY CSD, 1.75% BANs, 6/24/2011	12,660,718
15,835,000		Elmira, NY City School District, 1.50% BANs, 10/19/2011	15,881,292
3,200,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.590%, 5/5/2011	3,200,000
2,788,000		Freeport, NY, (Series 2010A), 1.75% BANs, 5/13/2011	2,788,772
10,280,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	10,349,818
8,000,000		Lockport, NY City School District, (Series 2010A), 1.50% BANs, 8/11/2011	8,013,294
45,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.300%, 5/4/2011	45,250,000
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4

Principal Amount			Value
$39,880,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (GTD by JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LOCs), 0.290%, 5/4/2011	39,880,000
12,800,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-J) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.000%, 5/2/2011	12,800,000
7,105,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 5/5/2011	7,105,000
14,000,000		Malone, NY CSD, 1.20% BANs, 7/8/2011	14,000,000
8,620,000		McGraw, NY CSD, 1.75% BANs, 7/8/2011	8,628,720
1,480,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 5/5/2011	1,480,000
4,200,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	4,200,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	8,860,000
24,850,000		Nassau County, NY IDA, (Series 2007C: Amsterdam at Harborside) Weekly VRDNs (Amsterdam House Continuing Care Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.260%, 5/4/2011	24,850,000
15,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/4/2011	15,000,000
15,000,000		Nassau County, NY, (Series 2011B), 2.00% TANs, 9/15/2011	15,047,401
4,385,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 0.340%, 5/5/2011	4,385,000
50,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.330%, 5/4/2011	50,000,000
9,535,000	[3,4]	New York City Housing Development Corp., Floater Certificates (Series 2008-2899) Weekly VRDNs (Morgan Stanley Bank LIQ), 0.280%, 5/5/2011	9,535,000
21,500,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	21,500,000
11,270,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/ (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2011	11,270,000
1,030,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 5/5/2011	1,030,000
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5

Principal Amount			Value
$5,465,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/5/2011	5,465,000
4,805,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.310%, 5/5/2011	4,805,000
6,000,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/5/2011	6,000,000
1,675,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/5/2011	1,675,000
19,400,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.270%, 5/4/2011	19,400,000
24,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 0.550%, 5/2/2011	24,500,000
53,085,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.270%, 5/4/2011	53,085,000
15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.270%, 5/4/2011	15,000,000
2,275,000		New York City, NY, (Fiscal 2002 Series A-6) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.550%, 5/2/2011	2,275,000
22,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.290%, 5/5/2011	22,000,000
27,400,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 5/5/2011	27,400,000
11,500,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.270%, 5/4/2011	11,500,000
7,000,000		New York City, NY, (Series 2003C-4) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.270%, 5/5/2011	7,000,000
25,500,000		New York City, NY, (Series 2006F-4B) Weekly VRDNs (Union Bank, N.A. LOC), 0.260%, 5/5/2011	25,500,000
21,165,000	[3,4]	New York Convention Center Development Corp., Floater Certificates (Series 2008-2364) Weekly VRDNs (GTD by Morgan Stanley)/ (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.260%, 5/5/2011	21,165,000
5,255,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.510%, 5/5/2011	5,255,000
21,000,000		New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.250%, 5/4/2011	21,000,000
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6

Principal Amount			Value
$7,800,000		New York State HFA, (2010 Series A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/4/2011	7,800,000
26,000,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.270%, 5/4/2011	26,000,000
19,225,000	[3,4]	New York State HFA, ROCs (Series 13103) Weekly VRDNs (Citibank NA, New York LIQ), 0.270%, 5/5/2011	19,225,000
3,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.280%, 5/4/2011	3,000,000
5,000,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 5/4/2011	5,000,000
15,100,000		New York State Mortgage Agency, (Series 159) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 5/4/2011	15,100,000
20,000,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2008-3134X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank LIQ), 0.360%, 5/5/2011	20,000,000
5,670,000		Odessa-Montour, NY CSD, 1.50% BANs, 6/17/2011	5,673,609
8,053,850		Oneida, NY City School District, 1.25% BANs, 10/28/2011	8,073,550
1,500,000		Ontario County, NY Industrial Development Agency, (Series 2003A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.510%, 5/4/2011	1,500,000
5,565,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.510%, 5/4/2011	5,565,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	5,000,000
10,230,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.510%, 5/5/2011	10,230,000
10,000,000		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	10,009,581
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.320%, 5/5/2011	4,575,000
485,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.240%, 5/4/2011	485,000
9,000,000		Pulaski, NY CSD, 1.75% BANs, 6/30/2011	9,008,788
14,099,420		Queensbury, NY Union Free School District, 1.50% BANs, 3/9/2012	14,201,224
4,160,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	4,160,000
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7

Principal Amount			Value
$8,700,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	8,749,806
14,975,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(HSBC Bank USA LOC), 0.280%, 5/5/2011	14,975,000
13,625,264		Schenectady, NY City School District, 1.75% BANs, 5/27/2011	13,633,630
9,905,000		Silver Creek, NY CSD, 1.50% BANs, 6/16/2011	9,913,286
10,300,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.660%, 5/5/2011	10,300,000
5,840,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/ (Key Bank, N.A. LOC), 0.590%, 5/5/2011	5,840,000
11,045,000		Tompkins County, NY IDA, (Series 2002A) Weekly VRDNs (Cornell University)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/5/2011	11,045,000
60,765,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005A) Weekly VRDNs (Dexia Credit Local LIQ), 0.750%, 5/4/2011	60,765,000
50,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/4/2011	50,000,000
5,000,000		Waverly, NY CSD, 1.75% BANs, 6/30/2011	5,004,868
3,655,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2011	3,655,000
17,000,000		Whitney Point, NY CSD, 1.75% BANs, 7/8/2011	17,015,614
		TOTAL	1,175,355,892
		Puerto Rico – 0.5%
6,625,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	6,625,000
		TOTAL MUNICIPAL INVESTMENTS — 98.1% (AT AMORTIZED COST)[5]	1,181,980,892
		OTHER ASSETS AND LIABILITIES - NET — 1.9%[6]	22,740,023
		TOTAL NET ASSETS — 100%	$1,204,720,915

At April 30, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

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8

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $143,105,000, which represented 11.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $143,105,000, which represented 11.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

Semi-Annual Shareholder Report

9

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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10

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$1,181,980,892
Income receivable		3,325,105
Receivable for investments sold		20,850,457
Receivable for shares sold		218,207
TOTAL ASSETS		1,206,374,661
Liabilities:
Payable for shares redeemed	$218,347
Bank overdraft	1,198,427
Income distribution payable	9,419
Payable for transfer and dividend disbursing agent fees and expenses	98,114
Payable for Directors'/Trustees' fees	285
Payable for distribution services fee (Note 4)	53,407
Payable for shareholder services fee (Note 4)	25,853
Accrued expenses	49,894
TOTAL LIABILITIES		1,653,746
Net assets for 1,204,723,813 shares outstanding		$1,204,720,915
Net Assets Consist of:
Paid-in capital		$1,204,723,813
Accumulated net realized loss on investments		(883)
Distributions in excess of net investment income		(2,015)
TOTAL NET ASSETS		$1,204,720,915
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$267,380,589 ÷ 267,374,762 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$117,499,089 ÷ 117,492,994 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$530,841,922 ÷ 530,851,476 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$288,999,315 ÷ 289,004,581 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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11

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest		$2,992,711
Expenses:
Investment adviser fee (Note 4)	$2,792,148
Administrative fee (Note 4)	545,411
Custodian fees	25,420
Transfer and dividend disbursing agent fees and expenses	518,530
Directors'/Trustees' fees	6,433
Auditing fees	9,976
Legal fees	4,750
Portfolio accounting fees	87,137
Distribution services fee — Institutional Service Shares (Note 4)	428,972
Distribution services fee — Cash II Shares (Note 4)	168,461
Distribution services fee — Cash Series Shares (Note 4)	949,150
Shareholder services fee — Institutional Service Shares (Note 4)	262,992
Shareholder services fee — Cash II Shares (Note 4)	167,654
Shareholder services fee — Cash Series Shares (Note 4)	395,479
Account administration fee — Institutional Service Shares	120,070
Share registration costs	51,598
Printing and postage	33,669
Insurance premiums	3,640
Miscellaneous	3,541
TOTAL EXPENSES	6,575,031
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12

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(1,869,935)
Waiver of administrative fee	(14,205)
Waiver of distribution services fee — Institutional Service Shares	(360,337)
Waiver of distribution services fee — Cash II Shares	(104,793)
Waiver of distribution services fee — Cash Series Shares	(799,362)
Waiver of shareholder services fee — Institutional Service Shares	(116,314)
Waiver of shareholder services fee — Cash II Shares	(167,654)
Waiver of shareholder services fee — Cash Series Shares	(395,479)
Reimbursement of shareholder services fee — Institutional Service Shares	(146,678)
Reimbursement of account administration fee — Institutional Service Shares	(27,337)
TOTAL WAIVERS AND REIMBURSEMENTS		$(4,002,094)
Net expenses			$2,572,937
Net investment income			419,774
Change in net assets resulting from operations			$419,774

See Notes which are an integral part of the Financial Statements

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13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$419,774	$1,148,163
Net realized gain on investments	—	132,967
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	419,774	1,281,130
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(34,209)	(74,526)
Cash II Shares	(13,413)	(11,560)
Institutional Shares	(342,190)	(1,037,594)
Cash Series Shares	(31,681)	(23,452)
Distributions from net realized gain on investments
Institutional Service Shares	(34,939)	(48,663)
Cash II Shares	(13,349)	(13,832)
Institutional Shares	(53,601)	(46,732)
Cash Series Shares	(27,932)	(25,876)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(551,314)	(1,282,235)
Share Transactions:
Proceeds from sale of shares	1,423,321,432	3,468,054,974
Net asset value of shares issued to shareholders in payment of distributions declared	469,766	1,089,305
Cost of shares redeemed	(1,695,315,772)	(3,705,639,259)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(271,524,574)	(236,494,980)
Change in net assets	(271,656,114)	(236,496,085)
Net Assets:
Beginning of period	1,476,377,029	1,712,873,114
End of period (including distributions in excess of net investment income of $(2,015) and $(296), respectively)	$1,204,720,915	$1,476,377,029

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. The financial highlights of the Institutional Service Shares, Cash II Shares and Cash Series Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	504,012,239	$504,012,239	1,715,431,843	$1,715,431,843
Shares issued to shareholders in payment of distributions declared	39,157	39,157	62,802	62,802
Shares redeemed	(588,772,356)	(588,772,356)	(1,985,462,004)	(1,985,462,004)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(84,720,960)	$(84,720,960)	(269,967,359)	$(269,967,359)
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	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	90,749,415	$90,749,415	207,788,457	$207,788,457
Shares issued to shareholders in payment of distributions declared	26,669	26,669	25,277	25,277
Shares redeemed	(118,983,834)	(118,983,834)	(262,557,369)	(262,557,369)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(28,207,750)	$(28,207,750)	(54,743,635)	$(54,743,635)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	462,447,463	$462,447,463	996,130,160	$996,130,160
Shares issued to shareholders in payment of distributions declared	344,906	344,906	952,050	952,050
Shares redeemed	(620,376,285)	(620,376,285)	(873,156,736)	(873,156,736)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(157,583,916)	$(157,583,916)	123,925,474	$123,925,474
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	366,112,315	$366,112,315	548,704,514	$548,704,514
Shares issued to shareholders in payment of distributions declared	59,034	59,034	49,176	49,176
Shares redeemed	(367,183,297)	(367,183,297)	(584,463,150)	(584,463,150)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(1,011,948)	$(1,011,948)	(35,709,460)	$(35,709,460)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(271,524,574)	$(271,524,574)	(236,494,980)	$(236,494,980)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $1,869,935 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $14,205 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $1,264,492 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $116,175 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $146,678 of shareholder service fees and $27,337 of account administration fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $679,447 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.76%, 0.31% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $630,920,000 and $750,005,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 55.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency , was 7.2% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. Subsequent Event

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2010

Federated New York Municipal Cash Trust (the “Fund”)

(formerly, New York Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919858

35088 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)
Cash II Shares
Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.006	0.023	0.032	0.028
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.006	0.023	0.032	0.028
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.006)	(0.023)	(0.032)	(0.028)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.006)	(0.023)	(0.032)	(0.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.65%	2.31%	3.23%	2.87%
Ratios to Average Net Assets:
Net expenses	0.41%[3]	0.48%	0.56%[4]	0.53%[4]	0.52%	0.52%
Net investment income	0.02%[3]	0.02%	0.61%	2.19%	3.17%	2.81%
Expense waiver/reimbursement[5]	0.65%[3]	0.57%	0.50%	0.51%	0.50%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$267,381	$352,137	$622,122	$469,728	$514,929	$642,643
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.56% and 0.53% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.020	0.029	0.026
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.020	0.029	0.026
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.020)	(0.029)	(0.026)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.020)	(0.029)	(0.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.43%	2.07%	2.99%	2.64%
Ratios to Average Net Assets:
Net expenses	0.41%[3]	0.48%	0.79%[4]	0.76%[4]	0.75%	0.75%
Net investment income	0.02%[3]	0.01%	0.42%	1.97%	2.95%	2.53%
Expense waiver/reimbursement[5]	0.67%[3]	0.59%	0.31%	0.30%	0.30%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$117,499	$145,721	$200,465	$275,961	$210,354	$197,149
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.76% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
2

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.009	0.025	0.034	0.031
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.009	0.025	0.034	0.031
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.009)	(0.025)	(0.034)	(0.031)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.009)	(0.025)	(0.034)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.18%	0.87%	2.53%	3.45%	3.10%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.31%	0.34%[4]	0.31%[4]	0.30%	0.31%
Net investment income	0.11%[3]	0.17%	0.85%	2.40%	3.39%	3.15%
Expense waiver/reimbursement[5]	0.27%[3]	0.26%	0.25%	0.25%	0.25%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$530,842	$688,480	$564,539	$515,109	$383,930	$416,538
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% and .31% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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3

Financial Highlights – Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.018	0.027	0.024
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.018	0.027	0.024
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.018)	(0.027)	(0.024)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.018)	(0.027)	(0.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.24%	1.82%	2.73%	2.38%
Ratios to Average Net Assets:
Net expenses	0.41%[3]	0.48%	0.96%[4]	1.01%[4]	1.00%	1.00%
Net investment income	0.02%[3]	0.01%	0.18%	1.73%	2.70%	2.34%
Expense waiver/reimbursement[5]	1.03%[3]	0.94%	0.48%	0.40%	0.40%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,999	$290,039	$325,747	$198,230	$185,133	$185,817
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.96% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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4

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Service Shares	$1,000	$1,000.20	$2.03[2]
Cash II Shares	$1,000	$1,000.20	$2.03[3]
Institutional Shares	$1,000	$1,000.70	$1.54
Cash Series Shares	$1,000	$1,000.20	$2.03[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.76	$2.06[2]
Cash II Shares	$1,000	$1,022.76	$2.06[3]
Institutional Shares	$1,000	$1,023.26	$1.56
Cash Series Shares	$1,000	$1,022.76	$2.06[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365) (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Service Shares	0.41%
Cash II Shares	0.41%
Institutional Shares	0.31%
Cash Series Shares	0.41%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.53% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.63 and $2.66, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 0.76% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.77 and $3.81, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.01% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.01 and $5.06, respectively.
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6

Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	75.3%
Municipal Notes	22.8%
Other Assets and Liabilities — Net[2]	1.9%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.3%
8-30 Days	1.4%
31-90 Days	14.5%
91-180 Days	3.2%
181 Days or more	3.7%
Other Assets and Liabilities — Net[2]	1.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
7

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 98.1%[1,2]
		New York – 97.6%
$5,732,118		Adirondack, NY CSD, 1.75% BANs, 6/30/2011	5,738,696
2,905,000		Albany, NY IDA, (Series 2001A) Weekly VRDNs (Daughters of Sarah Housing Company, Inc.)/(Key Bank, N.A. LOC), 0.660%, 5/5/2011	2,905,000
14,000,000		Altmar-Parish-Williamstown, NY CSD, 2.00% BANs, 7/15/2011	14,019,878
10,000,000		Altmar-Parish-Williamstown, NY CSD, 2.00% BANs, 7/15/2011	10,012,234
14,470,100		Auburn, NY, (Series 2010A), 1.50% BANs, 6/3/2011	14,478,260
8,890,000		Bath, NY CSD, 1.75% BANs, 6/15/2011	8,898,127
670,000		Broome County, NY IDA, (Series 2008B) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	670,000
7,100,000		Broome County, NY IDA, (Series 2008C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	7,100,000
7,200,000		Campbell Savona, NY, CSD, 1.75% BANs, 6/24/2011	7,207,371
14,000,000		Cattaraugus-Little Valley, NY CSD, (Series 2010A), 1.75% BANs, 6/16/2011	14,013,092
3,297,086		Chenango, NY, 1.75% BANs, 2/23/2012	3,312,976
8,037,180		Cherry Valley-Springfield, NY CSD, 1.25% BANs, 7/15/2011	8,041,287
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/ (Series 2009-35) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.260%, 5/5/2011	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2009-71) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 5/5/2011	30,945,000
6,645,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 0.660%, 5/5/2011	6,645,000
12,648,704		East Bloomfield, NY CSD, 1.75% BANs, 6/24/2011	12,660,718
15,835,000		Elmira, NY City School District, 1.50% BANs, 10/19/2011	15,881,292
3,200,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 0.590%, 5/5/2011	3,200,000
2,788,000		Freeport, NY, (Series 2010A), 1.75% BANs, 5/13/2011	2,788,772
10,280,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	10,349,818
8,000,000		Lockport, NY City School District, (Series 2010A), 1.50% BANs, 8/11/2011	8,013,294
45,250,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.300%, 5/4/2011	45,250,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
$39,880,000		Long Island Power Authority, NY, (Series 3A) Weekly VRDNs (GTD by JPMorgan Chase Bank, N.A. and Landesbank Baden-Wurttemberg LOCs), 0.290%, 5/4/2011	39,880,000
12,800,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-J) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.000%, 5/2/2011	12,800,000
7,105,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.360%, 5/5/2011	7,105,000
14,000,000		Malone, NY CSD, 1.20% BANs, 7/8/2011	14,000,000
8,620,000		McGraw, NY CSD, 1.75% BANs, 7/8/2011	8,628,720
1,480,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 5/5/2011	1,480,000
4,200,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	4,200,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	8,860,000
24,850,000		Nassau County, NY IDA, (Series 2007C: Amsterdam at Harborside) Weekly VRDNs (Amsterdam House Continuing Care Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.260%, 5/4/2011	24,850,000
15,000,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.270%, 5/4/2011	15,000,000
15,000,000		Nassau County, NY, (Series 2011B), 2.00% TANs, 9/15/2011	15,047,401
4,385,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-3) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 0.340%, 5/5/2011	4,385,000
50,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.330%, 5/4/2011	50,000,000
9,535,000	[3,4]	New York City Housing Development Corp., Floater Certificates (Series 2008-2899) Weekly VRDNs (Morgan Stanley Bank LIQ), 0.280%, 5/5/2011	9,535,000
21,500,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	21,500,000
11,270,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/ (JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/5/2011	11,270,000
1,030,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 5/5/2011	1,030,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
$5,465,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.310%, 5/5/2011	5,465,000
4,805,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.310%, 5/5/2011	4,805,000
6,000,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 5/5/2011	6,000,000
1,675,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 5/5/2011	1,675,000
19,400,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.270%, 5/4/2011	19,400,000
24,500,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 0.550%, 5/2/2011	24,500,000
53,085,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.270%, 5/4/2011	53,085,000
15,000,000		New York City, NY, (Fiscal 1995 Series B-8) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 0.270%, 5/4/2011	15,000,000
2,275,000		New York City, NY, (Fiscal 2002 Series A-6) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.550%, 5/2/2011	2,275,000
22,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.290%, 5/5/2011	22,000,000
27,400,000		New York City, NY, (Fiscal 2008 Subseries J-7) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 5/5/2011	27,400,000
11,500,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.270%, 5/4/2011	11,500,000
7,000,000		New York City, NY, (Series 2003C-4) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.270%, 5/5/2011	7,000,000
25,500,000		New York City, NY, (Series 2006F-4B) Weekly VRDNs (Union Bank, N.A. LOC), 0.260%, 5/5/2011	25,500,000
21,165,000	[3,4]	New York Convention Center Development Corp., Floater Certificates (Series 2008-2364) Weekly VRDNs (GTD by Morgan Stanley)/ (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.260%, 5/5/2011	21,165,000
5,255,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.510%, 5/5/2011	5,255,000
21,000,000		New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.250%, 5/4/2011	21,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
$7,800,000		New York State HFA, (2010 Series A) Weekly VRDNs (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 5/4/2011	7,800,000
26,000,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.270%, 5/4/2011	26,000,000
19,225,000	[3,4]	New York State HFA, ROCs (Series 13103) Weekly VRDNs (Citibank NA, New York LIQ), 0.270%, 5/5/2011	19,225,000
3,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.280%, 5/4/2011	3,000,000
5,000,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 5/4/2011	5,000,000
15,100,000		New York State Mortgage Agency, (Series 159) Weekly VRDNs (Bank of America N.A. LIQ), 0.270%, 5/4/2011	15,100,000
20,000,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2008-3134X) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank LIQ), 0.360%, 5/5/2011	20,000,000
5,670,000		Odessa-Montour, NY CSD, 1.50% BANs, 6/17/2011	5,673,609
8,053,850		Oneida, NY City School District, 1.25% BANs, 10/28/2011	8,073,550
1,500,000		Ontario County, NY Industrial Development Agency, (Series 2003A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.510%, 5/4/2011	1,500,000
5,565,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.510%, 5/4/2011	5,565,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	5,000,000
10,230,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.510%, 5/5/2011	10,230,000
10,000,000		Penn-Yan, NY CSD, 1.50% BANs, 6/17/2011	10,009,581
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.320%, 5/5/2011	4,575,000
485,000	[3,4]	Port Authority of New York and New Jersey, Solar Eclipse (Series 2006-0116) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.240%, 5/4/2011	485,000
9,000,000		Pulaski, NY CSD, 1.75% BANs, 6/30/2011	9,008,788
14,099,420		Queensbury, NY Union Free School District, 1.50% BANs, 3/9/2012	14,201,224
4,160,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/5/2011	4,160,000
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Principal Amount			Value
$8,700,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	8,749,806
14,975,000		Saratoga County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Saratoga Hospital Obligated Group)/(HSBC Bank USA LOC), 0.280%, 5/5/2011	14,975,000
13,625,264		Schenectady, NY City School District, 1.75% BANs, 5/27/2011	13,633,630
9,905,000		Silver Creek, NY CSD, 1.50% BANs, 6/16/2011	9,913,286
10,300,000		St. Lawrence County, NY IDA, (Series 2006) Weekly VRDNs (Claxton-Hepburn Medical Center)/(Key Bank, N.A. LOC), 0.660%, 5/5/2011	10,300,000
5,840,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/ (Key Bank, N.A. LOC), 0.590%, 5/5/2011	5,840,000
11,045,000		Tompkins County, NY IDA, (Series 2002A) Weekly VRDNs (Cornell University)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 5/5/2011	11,045,000
60,765,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005A) Weekly VRDNs (Dexia Credit Local LIQ), 0.750%, 5/4/2011	60,765,000
50,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.350%, 5/4/2011	50,000,000
5,000,000		Waverly, NY CSD, 1.75% BANs, 6/30/2011	5,004,868
3,655,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2011	3,655,000
17,000,000		Whitney Point, NY CSD, 1.75% BANs, 7/8/2011	17,015,614
		TOTAL	1,175,355,892
		Puerto Rico – 0.5%
6,625,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	6,625,000
		TOTAL MUNICIPAL INVESTMENTS — 98.1% (AT AMORTIZED COST)[5]	1,181,980,892
		OTHER ASSETS AND LIABILITIES - NET — 1.9%[6]	22,740,023
		TOTAL NET ASSETS — 100%	$1,204,720,915

At April 30, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

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1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $143,105,000, which represented 11.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $143,105,000, which represented 11.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CSD	— Central School District
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$1,181,980,892
Income receivable		3,325,105
Receivable for investments sold		20,850,457
Receivable for shares sold		218,207
TOTAL ASSETS		1,206,374,661
Liabilities:
Payable for shares redeemed	$218,347
Bank overdraft	1,198,427
Income distribution payable	9,419
Payable for transfer and dividend disbursing agent fees and expenses	98,114
Payable for Directors'/Trustees' fees	285
Payable for distribution services fee (Note 4)	53,407
Payable for shareholder services fee (Note 4)	25,853
Accrued expenses	49,894
TOTAL LIABILITIES		1,653,746
Net assets for 1,204,723,813 shares outstanding		$1,204,720,915
Net Assets Consist of:
Paid-in capital		$1,204,723,813
Accumulated net realized loss on investments		(883)
Distributions in excess of net investment income		(2,015)
TOTAL NET ASSETS		$1,204,720,915
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$267,380,589 ÷ 267,374,762 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$117,499,089 ÷ 117,492,994 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$530,841,922 ÷ 530,851,476 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$288,999,315 ÷ 289,004,581 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest		$2,992,711
Expenses:
Investment adviser fee (Note 4)	$2,792,148
Administrative fee (Note 4)	545,411
Custodian fees	25,420
Transfer and dividend disbursing agent fees and expenses	518,530
Directors'/Trustees' fees	6,433
Auditing fees	9,976
Legal fees	4,750
Portfolio accounting fees	87,137
Distribution services fee — Institutional Service Shares (Note 4)	428,972
Distribution services fee — Cash II Shares (Note 4)	168,461
Distribution services fee — Cash Series Shares (Note 4)	949,150
Shareholder services fee — Institutional Service Shares (Note 4)	262,992
Shareholder services fee — Cash II Shares (Note 4)	167,654
Shareholder services fee — Cash Series Shares (Note 4)	395,479
Account administration fee — Institutional Service Shares	120,070
Share registration costs	51,598
Printing and postage	33,669
Insurance premiums	3,640
Miscellaneous	3,541
TOTAL EXPENSES	6,575,031
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Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(1,869,935)
Waiver of administrative fee	(14,205)
Waiver of distribution services fee — Institutional Service Shares	(360,337)
Waiver of distribution services fee — Cash II Shares	(104,793)
Waiver of distribution services fee — Cash Series Shares	(799,362)
Waiver of shareholder services fee — Institutional Service Shares	(116,314)
Waiver of shareholder services fee — Cash II Shares	(167,654)
Waiver of shareholder services fee — Cash Series Shares	(395,479)
Reimbursement of shareholder services fee — Institutional Service Shares	(146,678)
Reimbursement of account administration fee — Institutional Service Shares	(27,337)
TOTAL WAIVERS AND REIMBURSEMENTS		$(4,002,094)
Net expenses			$2,572,937
Net investment income			419,774
Change in net assets resulting from operations			$419,774

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$419,774	$1,148,163
Net realized gain on investments	—	132,967
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	419,774	1,281,130
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(34,209)	(74,526)
Cash II Shares	(13,413)	(11,560)
Institutional Shares	(342,190)	(1,037,594)
Cash Series Shares	(31,681)	(23,452)
Distributions from net realized gain on investments
Institutional Service Shares	(34,939)	(48,663)
Cash II Shares	(13,349)	(13,832)
Institutional Shares	(53,601)	(46,732)
Cash Series Shares	(27,932)	(25,876)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(551,314)	(1,282,235)
Share Transactions:
Proceeds from sale of shares	1,423,321,432	3,468,054,974
Net asset value of shares issued to shareholders in payment of distributions declared	469,766	1,089,305
Cost of shares redeemed	(1,695,315,772)	(3,705,639,259)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(271,524,574)	(236,494,980)
Change in net assets	(271,656,114)	(236,496,085)
Net Assets:
Beginning of period	1,476,377,029	1,712,873,114
End of period (including distributions in excess of net investment income of $(2,015) and $(296), respectively)	$1,204,720,915	$1,476,377,029

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated New York Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	504,012,239	$504,012,239	1,715,431,843	$1,715,431,843
Shares issued to shareholders in payment of distributions declared	39,157	39,157	62,802	62,802
Shares redeemed	(588,772,356)	(588,772,356)	(1,985,462,004)	(1,985,462,004)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(84,720,960)	$(84,720,960)	(269,967,359)	$(269,967,359)
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	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	90,749,415	$90,749,415	207,788,457	$207,788,457
Shares issued to shareholders in payment of distributions declared	26,669	26,669	25,277	25,277
Shares redeemed	(118,983,834)	(118,983,834)	(262,557,369)	(262,557,369)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(28,207,750)	$(28,207,750)	(54,743,635)	$(54,743,635)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	462,447,463	$462,447,463	996,130,160	$996,130,160
Shares issued to shareholders in payment of distributions declared	344,906	344,906	952,050	952,050
Shares redeemed	(620,376,285)	(620,376,285)	(873,156,736)	(873,156,736)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(157,583,916)	$(157,583,916)	123,925,474	$123,925,474
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	366,112,315	$366,112,315	548,704,514	$548,704,514
Shares issued to shareholders in payment of distributions declared	59,034	59,034	49,176	49,176
Shares redeemed	(367,183,297)	(367,183,297)	(584,463,150)	(584,463,150)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(1,011,948)	$(1,011,948)	(35,709,460)	$(35,709,460)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(271,524,574)	$(271,524,574)	(236,494,980)	$(236,494,980)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $1,869,935 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $14,205 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $1,264,492 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $116,175 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $146,678 of shareholder service fees and $27,337 of account administration fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $679,447 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.53%, 0.76%, 0.31% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $630,920,000 and $750,005,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 55.2% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency , was 7.2% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. Subsequent Event

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2010

Federated New York Municipal Cash Trust (the “Fund”)

(formerly, New York Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

25

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated New York Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N294
Cusip 60934N310
Cusip 608919858
Cusip 608919866

8060106 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares
Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.009	0.024	0.032	0.029
Net realized gain on investments	—	—	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.009	0.024	0.032	0.029
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.009)	(0.024)	(0.032)	(0.029)
Distributions from net realized gain on investments	—	—	(0.000)[1]	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.009)	(0.024)	(0.032)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.06%	0.87%	2.43%	3.30%	2.96%
Ratios to Average Net Assets:
Net expenses	0.50%[3]	0.52%	0.54%[4]	0.51%[4]	0.51%	0.50%
Net investment income	0.03%[3]	0.06%	0.80%	2.35%	3.24%	2.93%
Expense waiver/reimbursement[5]	0.08%[3]	0.03%	0.04%	0.07%	0.07%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$195,908	$255,738	$382,156	$192,648	$112,457	$154,496
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.54% and 0.51% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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1

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.007	0.022	0.030	0.027
Net realized gain on investments	—	—	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.007	0.022	0.030	0.027
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.007)	(0.022)	(0.030)	(0.027)
Distributions from net realized gain on investments	—	—	(0.000)[1]	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.007)	(0.022)	(0.030)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.67%	2.23%	3.09%	2.75%
Ratios to Average Net Assets:
Net expenses	0.51%[3]	0.58%	0.74%[4]	0.71%[4]	0.71%	0.70%
Net investment income	0.02%[3]	0.01%	0.59%	2.16%	3.04%	2.71%
Expense waiver/reimbursement[5]	0.32%[3]	0.22%	0.09%	0.11%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$45,075	$61,341	$233,867	$95,151	$102,504	$101,934
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.74% and 0.71% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.019	0.027	0.024
Net realized gain on investments	—	—	—	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.019	0.027	0.024
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.019)	(0.027)	(0.024)
Distributions from net realized gain on investments	—	—	(0.000)[1]	—	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.019)	(0.027)	(0.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.39%	1.92%	2.78%	2.44%
Ratios to Average Net Assets:
Net expenses	0.51%[3]	0.58%	1.02%[4]	1.01%[4]	1.00%	1.00%
Net investment income	0.02%[3]	0.01%	0.38%	1.87%	2.74%	2.39%
Expense waiver/reimbursement[5]	0.62%[3]	0.52%	0.11%	0.12%	0.12%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,358	$22,453	$58,068	$85,516	$61,159	$48,387
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.02% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$2.48
Institutional Service Shares	$1,000	$1,000.10	$2.53[2]
Cash II Shares	$1,000	$1,000.10	$2.53[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.32	$2.51
Institutional Service Shares	$1,000	$1,022.27	$2.56[2]
Cash II Shares	$1,000	$1,022.27	$2.56[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.50%
Institutional Service Shares	0.51%
Cash II Shares	0.51%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.72% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.57 and $3.61, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current annualized net expense ratio of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	77.5%
Municipal Notes	22.3%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.5%
8-30 Days	1.1%
31-90 Days	3.7%
91-180 Days	7.0%
181 Days or more	9.5%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 99.8%[1,2]
		Ohio – 99.8%
$2,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank NV LOC), 0.270%, 5/5/2011	2,175,000
2,000,000		Akron, OH, (Series B), 1.125% BANs, 12/8/2011	2,006,309
4,900,000		Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	4,900,000
3,000,000		Ashtabula County, OH, 1.15% BANs, 5/26/2011	3,000,713
1,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	1,900,000
5,000,000		Butler County, OH, 0.65% BANs, 8/4/2011	5,000,000
5,130,000	[3,4]	Cleveland, OH Airport System, SPEARs (Series DBE-570) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 5/5/2011	5,130,000
1,475,000		Cleveland, OH Waterworks, (Series Q) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 5/5/2011	1,475,000
4,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	4,011,986
1,200,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 0.670%, 5/5/2011	1,200,000
2,030,000		Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	2,030,000
13,015,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/5/2011	13,015,000
3,945,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 0.570%, 5/5/2011	3,945,000
2,685,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	2,685,000
1,825,000		Dublin, OH City School District, 1.00% BANs, 12/8/2011	1,830,272
8,300,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.410%, 5/4/2011	8,300,000
1,340,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.280%, 5/5/2011	1,340,000
4,485,000		Franklin County, OH Health Care Facilities, (Series 2010A) Weekly VRDNs (Ohio State University Physicians, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	4,485,000
970,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Bank of America N.A. LOC), 1.100%, 5/1/2011	970,000
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Principal Amount		Value
$461,000	Green City, OH, (Series A), 1.50% BANs, 7/7/2011	461,545
4,390,000	Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 5/5/2011	4,390,000
3,050,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.270%, 5/5/2011	3,050,000
385,000	Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.390%, 5/5/2011	385,000
7,460,000	Highland County, OH Joint Hospital District, (Series 2007) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	7,460,000
465,000	Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)(JPMorgan Chase Bank, N.A. LOC), 0.420%, 5/4/2011	465,000
1,270,000	Kent, OH, 1.25% BANs, 10/12/2011	1,273,113
1,180,000	Kirtland, OH, 1.25% BANs, 7/21/2011	1,181,430
2,200,000	Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.490%, 5/5/2011	2,200,000
1,948,000	Lakewood, OH, 1.50% BANs, 4/19/2012	1,963,895
2,200,000	Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.260%, 5/5/2011	2,200,000
5,280,000	Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(FirstMerit Bank, N.A. LOC), 0.460%, 5/5/2011	5,280,000
8,305,000	Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 5/5/2011	8,305,000
725,000	Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.590%, 5/5/2011	725,000
3,905,000	Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.290%, 5/5/2011	3,905,000
1,000,000	Marion County, OH, 1.50% BANs, 4/26/2012	1,004,876
4,150,000	Marion, OH, 1.25% BANs, 7/21/2011	4,153,644
1,500,000	Mayfield Heights, OH, 1.25% BANs, 8/18/2011	1,501,330
2,090,000	Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 0.770%, 5/5/2011	2,090,000
9,850,000	Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.000%, 5/4/2011	9,850,000
1,500,000	Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 1.000%, 5/4/2011	1,500,000
3,650,000	Niles, OH, 1.25% BANs, 11/9/2011	3,660,483
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Principal Amount			Value
$10,165,000		North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.460%, 5/5/2011	10,165,000
2,310,000		North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 0.460%, 5/5/2011	2,310,000
1,700,000		North Royalton, OH, 1.25% BANs, 2/22/2012	1,707,553
1,324,000		Oakwood Village, OH, 1.125% BANs, 3/9/2012	1,326,521
21,000,000		Ohio HFA, (Series 2005D) Weekly VRDNs (GNMA COL)/(FHLB of Cincinnati LIQ), 0.270%, 5/4/2011	21,000,000
2,000,000		Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.280%, 5/5/2011	2,000,000
16,915,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.340%, 5/4/2011	16,915,000
5,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.260%, 5/5/2011	5,000,000
1,215,000		Painesville, OH, (Series 1), 1.80% BANs, 3/8/2012	1,224,233
1,225,000		Painesville, OH, 2.00% BANs, 8/9/2011	1,228,995
3,085,000		Parma Heights, OH, 1.25% BANs, 9/1/2011	3,089,639
1,575,000		Parma, OH, 1.25% BANs, 10/25/2011	1,578,408
1,146,000		Paulding County, OH, (Series A), 2.00% BANs, 9/7/2011	1,149,807
480,000		Paulding County, OH, (Series B), 2.00% BANs, 9/7/2011	481,425
1,050,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.290%, 5/5/2011	1,050,000
1,530,000		Sandusky, OH, (Series -1), 0.95% BANs, 10/13/2011	1,531,715
1,750,000		South Euclid, OH, 1.50% BANs, 9/28/2011	1,756,793
4,445,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank of New York Mellon LOC), 0.320%, 5/5/2011	4,445,000
2,600,000		Streetsboro, OH, (Series 2011), 1.40% BANs, 1/26/2012	2,610,482
470,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.670%, 5/4/2011	470,000
1,610,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 0.490%, 5/5/2011	1,610,000
1,820,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 0.670%, 5/4/2011	1,820,000
2,340,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.490%, 5/5/2011	2,340,000
320,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 0.590%, 5/5/2011	320,000
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Principal Amount		Value
$1,065,000	Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.490%, 5/5/2011	1,065,000
4,805,000	Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)(Key Bank, N.A. LOC), 0.510%, 5/5/2011	4,805,000
1,500,000	Tipp City, OH, 1.25% BANs, 2/21/2012	1,507,245
6,700,000	Toledo-Lucas County, OH Port Authority Weekly VRDNs (Roman Catholic Diocese of Toledo)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	6,700,000
3,000,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.410%, 5/5/2011	3,000,000
2,501,000	University Heights, OH, 1.50% BANs, 5/4/2011	2,501,112
5,000,000	University of Cincinnati, OH, (Series 2010H), 2.00% BANs, 12/16/2011	5,046,804
1,065,000	Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 0.350%, 5/5/2011	1,065,000
2,435,000	Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.440%, 5/5/2011	2,435,000
12,675,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/6/2011	12,675,000
1,410,000	Willowick, OH, 1.15% BANs, 3/8/2012	1,414,772
	TOTAL MUNICIPAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[5]	265,750,100
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[6]	590,843
	TOTAL NET ASSETS — 100%	$266,340,943

Securities that are subject to the federal alternative minimum tax (AMT) represent 26.5% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
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10

At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $10,130,000, which represented 3.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $10,130,000, which represented 3.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

BANs	— Bond Anticipation Notes
COL	— Collateralized
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IDRB(s)	— Industrial Development Revenue Bond(s)
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$265,750,100
Cash		132,714
Income receivable		506,248
Receivable for shares sold		42,893
TOTAL ASSETS		266,431,955
Liabilities:
Payable for shares redeemed	$42,903
Income distribution payable	3,480
Payable for investment adviser fee (Note 4)	10,574
Payable for Directors'/Trustees' fees	916
Payable for portfolio accounting fees	19,415
Payable for shareholder services fee (Note 4)	5,711
Accrued expenses	8,013
TOTAL LIABILITIES		91,012
Net assets for 266,346,073 shares outstanding		$266,340,943
Net Assets Consist of:
Paid-in capital		$266,343,285
Distributions in excess of net investment income		(2,342)
TOTAL NET ASSETS		$266,340,943
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$195,908,285 ÷ 195,912,057 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$45,074,824 ÷ 45,071,791 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$25,357,834 ÷ 25,362,225 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$784,087
Expenses:
Investment adviser fee (Note 4)		$591,394
Administrative fee (Note 4)		115,526
Custodian fees		6,056
Transfer and dividend disbursing agent fees and expenses		35,221
Directors'/Trustees' fees		1,721
Auditing fees		9,182
Legal fees		3,335
Portfolio accounting fees		48,607
Distribution services fee — Cash II Shares (Note 4)		39,408
Shareholder services fee — Institutional Service Shares (Note 4)		68,016
Shareholder services fee — Cash II Shares (Note 4)		32,817
Account administration fee — Institutional Service Shares		3,370
Share registration costs		37,834
Printing and postage		14,473
Insurance premiums		2,552
Miscellaneous		1,528
TOTAL EXPENSES		1,011,040
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(119,413)
Waiver of administrative fee	(3,013)
Waiver of distribution services fee — Cash II Shares	(38,533)
Waiver of shareholder services fee — Institutional Service Shares	(32,175)
Waiver of shareholder services fee — Cash II Shares	(32,817)
Reimbursement of shareholder services fee — Institutional Service Shares	(35,841)
Reimbursement of account administration fee — Institutional Service Shares	(1,086)
TOTAL WAIVERS AND REIMBURSEMENTS		(262,878)
Net expenses			748,162
Net investment income			$35,925

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,925	$213,906
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(28,783)	(201,370)
Institutional Service Shares	(5,708)	(8,670)
Cash II Shares	(2,635)	(1,784)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,126)	(211,824)
Share Transactions:
Proceeds from sale of shares	263,964,608	877,885,327
Net asset value of shares issued to shareholders in payment of distributions declared	6,260	13,694
Cost of shares redeemed	(337,160,803)	(1,212,460,075)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(73,189,935)	(334,561,054)
Change in net assets	(73,191,136)	(334,558,972)
Net Assets:
Beginning of period	339,532,079	674,091,051
End of period (including distributions in excess of net investment income of $(2,342) and $(1,141), respectively)	$266,340,943	$339,532,079

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Ohio Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts are amortized using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	136,397,973	$136,397,973	641,485,393	$641,485,393
Shares issued to shareholders in payment of distributions declared	1,118	1,118	9,155	9,155
Shares redeemed	(196,228,032)	(196,228,032)	(767,914,688)	(767,914,688)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(59,828,941)	$(59,828,941)	(126,420,140)	$(126,420,140)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	78,683,879	$78,683,879	178,713,681	$178,713,681
Shares issued to shareholders in payment of distributions declared	2,906	2,906	2,996	2,996
Shares redeemed	(94,952,511)	(94,952,511)	(351,242,180)	(351,242,180)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(16,265,726)	$(16,265,726)	(172,525,503)	$(172,525,503)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	48,882,756	$48,882,756	57,686,253	$57,686,253
Shares issued to shareholders in payment of distributions declared	2,236	2,236	1,543	1,543
Shares redeemed	(45,980,260)	(45,980,260)	(93,303,207)	(93,303,207)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	2,904,732	$2,904,732	(35,615,411)	$(35,615,411)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(73,189,935)	$(73,189,935)	(334,561,054)	$(334,561,054)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $119,413 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,013 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.30% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $38,533 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $875 of fees paid by the Fund.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $35,841 of shareholder services fees and $1,086 of account administration fees. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $64,992 of Service Fees. This waiver can be modified or terminated at any time. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Cash II Shares (after the voluntary waivers and reimbursements) will not exceed 0.52%, 0.72% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $177,015,000 and $194,390,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 63.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.8% of total investments.

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6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. SUBSEQUENT EVENTS

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Ohio Municipal Cash Trust (the “Fund”)

(formerly, Ohio Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Ohio Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N427
Cusip 60934N393
Cusip 60934N419

2052903 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares
Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.007	0.024	0.033	0.029
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.007	0.024	0.033	0.029
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.007)	(0.024)	(0.033)	(0.029)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.007)	(0.024)	(0.033)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.04%	0.71%	2.39%	3.33%	2.99%
Ratios to Average Net Assets:
Net expenses	0.46%[3]	0.46%	0.49%[4]	0.46%[4]	0.45%	0.45%
Net investment income	0.03%[3]	0.05%	0.73%	2.30%	3.28%	2.94%
Expense waiver/reimbursement[5]	0.16%[3]	0.13%	0.09%	0.09%	0.14%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$85,550	$103,414	$220,252	$298,434	$164,580	$175,892
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.49% and 0.46% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.022	0.031	0.027
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.022	0.031	0.027
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.022)	(0.031)	(0.027)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.022)	(0.031)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.51%	2.19%	3.13%	2.78%
Ratios to Average Net Assets:
Net expenses	0.48%[3]	0.50%	0.69%[4]	0.66%[4]	0.65%	0.65%
Net investment income	0.02%[3]	0.01%	0.48%	2.16%	3.08%	2.74%
Expense waiver/reimbursement[5]	0.39%[3]	0.34%	0.14%	0.14%	0.19%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$122,168	$140,893	$536,668	$431,784	$254,683	$279,029
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.69% and 0.66% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.002	0.018	0.027	0.023
Net realized gain (loss) on investments	—	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.002	0.018	0.027	0.023
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.002)	(0.018)	(0.027)	(0.023)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.002)	(0.018)	(0.027)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.19%	1.78%	2.72%	2.37%
Ratios to Average Net Assets:
Net expenses	0.48%[3]	0.49%	1.02%[4]	1.06%[4]	1.05%	1.05%
Net investment income	0.02%[3]	0.01%	0.22%	1.76%	2.69%	2.34%
Expense waiver/reimbursement[5]	0.79%[3]	0.75%	0.21%	0.14%	0.19%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,259	$63,380	$47,833	$82,431	$35,531	$22,816
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.02% and 1.06% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$2.28
Institutional Service Shares	$1,000	$1,000.10	$2.38[2]
Cash Series Shares	$1,000	$1,000.10	$2.38[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.51	$2.31
Institutional Service Shares	$1,000	$1,022.41	$2.41[2]
Cash Series Shares	$1,000	$1,022.41	$2.41[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.46%
Institutional Service Shares	0.48%
Cash Series Shares	0.48%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.66% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.27 and $3.31, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.06% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.31, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	77.4%
Municipal Notes	22.6%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule4 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.4%
8-30 Days	8.1%
31-90 Days	2.0%
91-180 Days	4.2%
181 Days or more	8.3%
Other Assets and Liabilities — Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 100.0%[1,2]
	Pennsylvania – 100.0%
$1,360,000	Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2011	1,360,000
1,390,000	Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/6/2011	1,390,000
1,300,000	Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.300%, 5/5/2011	1,300,000
2,150,000	Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2011	2,150,000
540,000	Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/5/2011	540,000
3,925,000	Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.350%, 5/5/2011	3,925,000
1,200,000	Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.470%, 5/4/2011	1,200,000
4,205,000	Berks County, PA Municipal Authority, (Series 2009A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.270%, 5/5/2011	4,205,000
10,495,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	10,495,000
8,000,000	Bucks County, PA IDA, (Series 1985) Weekly VRDNs (SHV Real Estate, Inc.)/(GTD by Nucor Corp.), 0.370%, 5/4/2011	8,000,000
745,000	Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.510%, 5/5/2011	745,000
2,210,000	Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.470%, 5/6/2011	2,210,000
10,000,000	Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B) Weekly VRDNs (Asbury Heights)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	10,000,000
5,525,000	Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2006) Weekly VRDNs (Wesley Hills)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 5/5/2011	5,525,000
6,600,000	Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.280%, 5/5/2011	6,600,000
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Principal Amount			Value
$675,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	675,000
16,865,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.500%, 7/1/2011	17,012,604
4,645,000		Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.320%, 5/4/2011	4,645,000
1,090,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(TD Bank, N.A. LOC), 0.450%, 5/5/2011	1,090,000
9,880,000	[3,4]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 0.380% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Mandatory Tender 5/12/2011	9,880,000
8,320,000		Governor Mifflin, PA School District, (Series of 2010) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 0.430%, 5/5/2011	8,320,000
11,390,000		Hamburg, PA Area School District, (Series 2010) VRNs, 1.529%, 5/1/2011	11,393,264
125,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	125,000
13,885,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.650%, 5/5/2011	13,885,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 1.700%, 5/5/2011	1,425,000
1,060,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.500%, 5/5/2011	1,060,000
5,000,000		Lock Haven, PA, (Series A), 1.50% TRANs, 12/15/2011	5,026,357
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.320%, 5/5/2011	5,000,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.370%, 5/5/2011	16,000,000
5,780,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.250%, 5/5/2011	5,780,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	5,000,000
9,035,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.900%, 5/5/2011	9,035,000
1,900,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 1.900%, 5/5/2011	1,900,000
18,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (Series 1) Weekly VRDPs (GTD by Citibank NA, New York), 0.510%, 5/5/2011	18,000,000
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Principal Amount			Value
$11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.410%, 5/6/2011	11,000,000
3,670,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006-B13) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	3,670,000
5,605,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	5,605,000
430,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2011	430,000
2,500,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.300%, 5/4/2011	2,500,000
1,000,000		Pennsylvania State Higher Education Facilities Authority, (Series A of 2008) Weekly VRDNs (St. Joseph's University)/(TD Bank, N.A. LOC), 0.250%, 5/4/2011	1,000,000
4,740,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.500%, 5/2/2011	4,740,000
12,950,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.300%, 5/5/2011	12,950,000
11,025,000	[3,4]	Philadelphia, PA Municipal Authority, Stage Trust (Series 2009-36C), 0.380% TOBs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 9/22/2011	11,025,000
5,400,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	5,411,458
2,115,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Bank of America N.A. LOC), 0.480%, 5/5/2011	2,115,000
1,400,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/6/2011	1,400,000
2,670,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 2.100%, 5/5/2011	2,670,000
2,025,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.460%, 5/6/2011	2,025,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 0.430%, 5/5/2011	2,500,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	263,938,683
		OTHER ASSETS AND LIABILITIES – NET — 0.0%[6]	38,199
		TOTAL NET ASSETS — 100%	$263,976,882

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9

Securities that are subject to the federal alternative minimum tax (AMT) represent 33.5% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $53,180,000, which represented 20.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $53,180,000, which represented 20.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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The following acronyms are used throughout this portfolio:

EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
VRNs	— Variable Rate Notes

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$263,938,683
Income receivable		264,410
Receivable for shares sold		69,227
TOTAL ASSETS		264,272,320
Liabilities:
Payable for shares redeemed	$62,940
Bank overdraft	120,255
Income distribution payable	3,848
Payable for investment adviser fee (Note 4)	9,969
Payable for transfer and dividend disbursing agent fees and expenses	44,026
Payable for Directors'/Trustees' fees	1,102
Payable for distribution services fee (Note 4)	682
Payable for shareholder services fee (Note 4)	14,194
Payable for share registration costs	26,845
Accrued expenses	11,577
TOTAL LIABILITIES		295,438
Net assets for 263,981,267 shares outstanding		$263,976,882
Net Assets Consist of:
Paid-in capital		$263,981,204
Accumulated net realized loss on investments		(1,371)
Distributions in excess of net investment income		(2,951)
TOTAL NET ASSETS		$263,976,882
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$85,550,314 ÷ 85,544,178 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$122,167,974 ÷ 122,168,446 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$56,258,594 ÷ 56,268,643 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$718,933
Expenses:
Investment adviser fee (Note 4)		$578,831
Administrative fee (Note 4)		115,456
Custodian fees		5,595
Transfer and dividend disbursing agent fees and expenses		83,194
Directors'/Trustees' fees		2,433
Auditing fees		9,182
Legal fees		3,612
Portfolio accounting fees		46,837
Distribution services fee — Cash Series Shares (Note 4)		130,183
Shareholder services fee — Institutional Service Shares (Note 4)		110,690
Shareholder services fee — Cash Series Shares (Note 4)		80,761
Account administration fee — Institutional Service Shares		48,091
Account administration fee — Cash Series Shares		465
Share registration costs		37,823
Printing and postage		14,160
Insurance premiums		2,608
Miscellaneous		1,972
TOTAL EXPENSES		1,271,893
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(227,372)
Waiver of administrative fee	(5,333)
Waiver of distribution services fee — Cash Series Shares	(124,903)
Waiver of shareholder services fee — Institutional Service Shares	(78,601)
Waiver of shareholder services fee — Cash Series Shares	(80,761)
Reimbursement of shareholder services fee — Institutional Service Shares	(32,089)
Waiver of account administration fee — Cash Series Shares	(465)
Reimbursement of account administration fee — Institutional Service Shares	(37,685)
TOTAL WAIVERS AND REIMBURSEMENTS		(587,209)
Net expenses			684,684
Net investment income			$34,249

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,249	$92,422
Net realized gain on investments	—	7,530
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,249	99,952
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(16,903)	(68,055)
Institutional Service Shares	(12,977)	(15,471)
Cash Series Shares	(6,486)	(4,773)
Distributions from net realized gain on investments
Institutional Shares	(2,858)	—
Institutional Service Shares	(4,171)	—
Cash Series Shares	(1,872)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(45,267)	(88,299)
Share Transactions:
Proceeds from sale of shares	441,879,885	1,304,024,455
Net asset value of shares issued to shareholders in payment of distributions declared	14,974	16,900
Cost of shares redeemed	(485,594,126)	(1,801,118,539)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(43,699,267)	(497,077,184)
Change in net assets	(43,710,285)	(497,065,531)
Net Assets:
Beginning of period	307,687,167	804,752,698
End of period (including distributions in excess of net investment income of $(2,951) and $(834), respectively)	$263,976,882	$307,687,167

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income taxes and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	158,204,473	$158,204,473	446,719,273	$446,719,273
Shares issued to shareholders in payment of distributions declared	1,189	1,189	4,420	4,420
Shares redeemed	(176,066,181)	(176,066,181)	(563,563,509)	(563,563,509)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(17,860,519)	$(17,860,519)	(116,839,816)	$(116,839,816)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	162,695,269	$162,695,269	645,925,799	$645,925,799
Shares issued to shareholders in payment of distributions declared	5,498	5,498	7,745	7,745
Shares redeemed	(181,420,177)	(181,420,177)	(1,041,716,831)	(1,041,716,831)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(18,719,410)	$(18,719,410)	(395,783,287)	$(395,783,287)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	120,980,143	$120,980,143	211,379,383	$211,379,383
Shares issued to shareholders in payment of distributions declared	8,287	8,287	4,735	4,735
Shares redeemed	(128,107,768)	(128,107,768)	(195,838,199)	(195,838,199)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(7,119,338)	$(7,119,338)	15,545,919	$15,545,919
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(43,699,267)	$(43,699,267)	(497,077,184)	$(497,077,184)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $227,372 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,333 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $124,903 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $5,280 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC voluntarily reimbursed $32,089 of shareholder service fees and $37,685 of account administration fees. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $159,362 of shareholder services fees and $465 of account administration fees. These waivers can be modified or terminated at any time. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees.

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Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.46%, 0.66% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $180,945,000 and $199,635,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 62.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency, was 14.6% of total investments.

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6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. subsequent event

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Pennsylvania Municipal Cash Trust (the “Fund”)

(formerly, Pennsylvania Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Pennsylvania Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N534
Cusip 60934N542
Cusip 60934N526

0052405 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Shares
Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.005	0.023	0.032	0.029
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.005	0.023	0.032	0.029
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.029)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.005)	(0.023)	(0.032)	(0.029)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.02%	0.59%	2.31%	3.26%	2.92%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	0.38%	0.53%[5]	0.50%[5]	0.49%	0.49%
Net investment income	0.01%[4]	0.00%[3]	0.54%	2.40%	3.21%	2.95%
Expense waiver/reimbursement[6]	0.29%[4]	0.25%	0.11%	0.10%	0.09%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$143,609	$92,532	$72,538	$76,420	$150,059	$162,417
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.53% and 0.50% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.004	0.021	0.031	0.027
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.004	0.021	0.031	0.027
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.004)	(0.021)	(0.031)	(0.027)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.004)	(0.021)	(0.031)	(0.027)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.02%	0.44%	2.15%	3.10%	2.76%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	0.38%	0.68%[5]	0.65%[5]	0.64%	0.64%
Net investment income	0.01%[4]	0.00%[3]	0.41%	2.11%	3.06%	2.70%
Expense waiver/reimbursement[6]	0.54%[4]	0.50%	0.21%	0.20%	0.18%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$302,875	$342,825	$275,496	$333,048	$324,268	$280,574
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.68% and 0.65% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.018	0.027	0.024
Net realized gain on investments	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.018	0.027	0.024
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.018)	(0.027)	(0.024)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.018)	(0.027)	(0.024)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.02%	0.17%	1.79%	2.73%	2.39%
Ratios to Average Net Assets:
Net expenses	0.31%[4]	0.38%	0.95%[5]	1.01%[5]	1.00%	1.00%
Net investment income	0.01%[4]	0.00%[3]	0.15%	1.75%	2.70%	2.36%
Expense waiver/reimbursement[6]	1.14%[4]	1.10%	0.54%	0.44%	0.43%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$105,530	$107,536	$125,553	$179,000	$114,538	$99,737
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.95% and 1.01% for the years ended October 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.00	$1.54[2]
Institutional Service Shares	$1,000	$1,000.00	$1.54[3]
Cash Series Shares	$1,000	$1,000.00	$1.54[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.26	$1.56[2]
Institutional Service Shares	$1,000	$1,023.26	$1.56[3]
Cash Series Shares	$1,000	$1,023.26	$1.56[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.31%
Institutional Service Shares	0.31%
Cash Series Shares	0.31%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current annualized net expense ratio of 0.50% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $2.48 and $2.51, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Service Shares current annualized net expense ratio of 0.65% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.22 and $3.26, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current annualized net expense ratio of 1.04% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.16 and $5.21, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At April 30, 2011, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	96.5%
Municipal Notes	2.9%
Commercial Paper	0.5%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%

At April 30, 2011, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	93.1%
8-30 Days	0.5%
31-90 Days	1.0%
91-180 Days	1.1%
181 Days or more	4.2%
Other Assets and Liabilities — Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 99.9%[1,2]
	Virginia – 94.7%
$3,515,000	Alexandria, VA IDA, (Series 2000) Weekly VRDNs (Alexandria County Day School)/(PNC Bank, N.A. LOC), 0.270%, 5/4/2011	3,515,000
4,380,000	Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.260%, 5/5/2011	4,380,000
13,055,000	Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.260%, 5/5/2011	13,055,000
2,140,000	Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.470%, 5/5/2011	2,140,000
1,120,000	Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.700%, 5/4/2011	1,120,000
9,585,000	Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(RBC Bank (USA) LOC), 0.420%, 5/4/2011	9,585,000
6,150,000	Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.310%, 5/5/2011	6,150,000
11,800,000	Arlington County, VA Weekly VRDNs (Ballston Public Parking)/(Bank of America N.A. LOC), 0.270%, 5/3/2011	11,800,000
1,220,000	Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.690%, 5/4/2011	1,220,000
15,000,000	Chesapeake, VA Hospital Authority, (Series 2001A) Weekly VRDNs (Chesapeake General Hospital)/(FHLB of Atlanta LOC), 0.270%, 5/4/2011	15,000,000
3,000,000	Chesapeake, VA, 5.50% Bonds, 12/1/2011	3,090,066
2,500,000	Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 0.460%, 5/5/2011	2,500,000
4,400,000	Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 5/5/2011	4,400,000
3,830,000	Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/4/2011	3,830,000
6,880,000	Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 5/6/2011	6,880,000
8,000,000	Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), MVRENs, 0.380%, 5/5/2011	8,000,000
4,700,000	Fairfax County, VA IDA, (Series 1988D) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 0.260%, 5/4/2011	4,700,000
1,965,000	Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(TD Bank, N.A. LIQ), 0.230%, 5/4/2011	1,965,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
$1,655,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.240%, 5/4/2011	1,655,000
7,045,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.260%, 5/5/2011	7,045,000
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 0.290%, 5/4/2011	3,580,000
16,360,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.360%, 5/5/2011	16,360,000
2,775,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.840%, 5/5/2011	2,775,000
4,250,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Highland School, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	4,250,000
2,680,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.230%, 5/5/2011	2,680,000
3,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.35% CP (Virginia Electric & Power Co.), Mandatory Tender 5/13/2011	3,000,000
4,880,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.350%, 5/5/2011	4,880,000
6,700,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.270%, 5/4/2011	6,700,000
4,200,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Citibank NA, New York LOC), 0.250%, 5/4/2011	4,200,000
27,560,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.250%, 5/4/2011	27,560,000
1,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	1,500,000
1,065,000		Hanover County, VA, (Series 2011A), 2.00% Bonds, 1/15/2012	1,077,075
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.280%, 5/5/2011	7,500,000
1,655,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	1,655,000
11,135,000		Henrico County, VA EDA, (Series 2008D) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/4/2011	11,135,000
25,200,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.360%, 5/4/2011	25,200,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 0.260%, 5/5/2011	1,230,000
11,040,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 5/5/2011	11,040,000
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8

Principal Amount			Value
$2,000,000		Loudoun County, VA IDA, (Series 2003A) Weekly VRDNs (Howard Hughes Medical Institute), 0.200%, 5/4/2011	2,000,000
1,150,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 0.200%, 5/4/2011	1,150,000
8,655,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/5/2011	8,655,000
6,000,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	6,000,000
7,100,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	7,100,000
4,500,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.450%, 5/2/2011	4,500,000
12,445,000		Metropolitan Washington, DC Airports Authority, (Series 2002-C) Weekly VRDNs (Dexia Credit Local LIQ), 1.200%, 5/4/2011	12,445,000
12,700,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-1) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.290%, 5/5/2011	12,700,000
1,650,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 0.690%, 5/4/2011	1,650,000
8,835,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.290%, 5/5/2011	8,835,000
10,910,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), (Series 2010B) MVRENs, 7 Month Window, 0.380%, 5/5/2011	10,910,000
5,620,000		Norfolk, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Citibank NA, New York LOC), 0.250%, 5/4/2011	5,620,000
4,330,000		Norfolk, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(Bank of America N.A. LOC), 0.270%, 5/4/2011	4,330,000
9,560,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.270%, 5/5/2011	9,560,000
34,075,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.290%, 5/4/2011	34,075,000
7,890,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 5/5/2011	7,890,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.350%, 5/5/2011	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.260%, 5/5/2011	4,875,000
1,520,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 0.690%, 5/4/2011	1,520,000
7,685,000	[3,4]	Roanoke County, VA IDA, P-FLOATs (Series PT-4687) Weekly VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.330%, 5/5/2011	7,685,000
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9

Principal Amount			Value
$2,450,000		Roanoke, VA IDA, (Series 2005B), 3.00% Bonds (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS), 7/1/2011	2,459,105
3,050,000		Roanoke, VA IDA, (Series 2005C), 3.00% Bonds (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS), 7/1/2011	3,062,398
20,325,000		Russell County, VA IDA, (Series 2008B) Weekly VRDNs (Mountain States Health Alliance)/(U.S. Bank, N.A. LOC), 0.260%, 5/4/2011	20,325,000
2,740,000		Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.270%, 5/5/2011	2,740,000
975,000		Suffolk, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (North Beach Apartments, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.430%, 5/5/2011	975,000
1,040,000		Surry County, VA IDA, (Series 2007) Weekly VRDNs (Windsor Mill Properties LLC)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	1,040,000
2,400,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 5/5/2011	2,400,000
3,110,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	3,110,000
520,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 5/5/2011	520,000
2,565,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 0.740%, 5/4/2011	2,565,000
9,005,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (Virginia Wesleyan College)/(Bank of America N.A. LOC), 0.260%, 5/5/2011	9,005,000
4,745,000	[3,4]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/5/2011	4,745,000
2,245,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.700%, 5/4/2011	2,245,000
825,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 0.590%, 5/4/2011	825,000
300,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	300,000
5,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.250%, 5/5/2011	5,000,000
18,000,000		Virginia Small Business Financing Authority, (Series 2010) Weekly VRDNs (Bon Secours Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 5/4/2011	18,000,000
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Principal Amount			Value
$6,650,000	[3,4]	Virginia Small Business Financing Authority, PUTTERs (Series 3791Z) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.260%, 5/5/2011	6,650,000
6,000,000		Virginia State Housing Development Authority, (Series 2006 D-3), 4.125% Bonds, 10/1/2011	6,087,060
3,810,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	3,810,000
3,240,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B19) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	3,240,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	2,000,000
4,405,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B22) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	4,405,000
2,030,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	2,030,000
6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.360%, 5/4/2011	6,150,000
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.490%, 5/4/2011	3,162,000
1,500,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wells Fargo Bank, N.A. LOC), 0.450%, 5/5/2011	1,500,000
3,765,000		Winchester, VA IDA, (Series 2005B) Weekly VRDNs (Westminster-Canterbury of Winchester, Inc.)/(Branch Banking & Trust Co. LOC), 0.290%, 5/5/2011	3,765,000
		TOTAL	522,662,704
		Puerto Rico – 5.2%
23,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.220%, 5/4/2011	23,800,000
5,000,000	[3,4]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 5/5/2011	5,000,000
		TOTAL	28,800,000
		TOTAL MUNICIPAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	551,462,704
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	550,718
		TOTAL NET ASSETS — 100%	$552,013,422

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11

Securities that are subject to the federal alternative minimum tax (AMT) represent 21.8% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $57,635,000, which represented 10.4% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $57,635,000, which represented 10.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

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12

The following acronyms are used throughout this portfolio:

CP	— Commercial Paper
EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDA	— Industrial Development Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MMMs	— Money Market Municipals
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCR	— Pollution Control Revenue
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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13

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at amortized cost and fair value		$551,462,704
Cash		333,714
Income receivable		320,554
TOTAL ASSETS		552,116,972
Liabilities:
Income distribution payable	$1,376
Payable for investment adviser fee (Note 4)	5,323
Payable for transfer and dividend disbursing agent fees and expenses	42,819
Payable for Directors'/Trustees' fees	610
Payable for shareholder services fee (Note 4)	27,348
Payable for share registration costs	22,069
Accrued expenses	4,005
TOTAL LIABILITIES		103,550
Net assets for 552,016,280 shares outstanding		$552,013,422
Net Assets Consist of:
Paid-in capital		$552,015,847
Accumulated net realized gain on investments		37
Distributions in excess of net investment income		(2,462)
TOTAL NET ASSETS		$552,013,422
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$143,608,635 ÷ 143,600,517 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$302,874,754 ÷ 302,871,867 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$105,530,033 ÷ 105,543,896 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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14

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Interest			$1,016,016
Expenses:
Investment adviser fee (Note 4)		$1,265,158
Administrative fee (Note 4)		247,131
Custodian fees		11,154
Transfer and dividend disbursing agent fees and expenses		249,036
Directors'/Trustees' fees		1,532
Auditing fees		9,182
Legal fees		3,377
Portfolio accounting fees		59,840
Distribution services fee — Cash Series Shares (Note 4)		428,285
Shareholder services fee — Institutional Service Shares (Note 4)		367,427
Shareholder services fee — Cash Series Shares (Note 4)		178,452
Account administration fee — Institutional Service Shares		44,654
Share registration costs		36,206
Printing and postage		15,412
Insurance premiums		2,546
Miscellaneous		1,603
TOTAL EXPENSES		2,920,995
Waivers (Note 4):
Waiver of investment adviser fee	$(909,653)
Waiver of administrative fee	(6,434)
Waiver of distribution services fee — Cash Series Shares	(428,285)
Waiver of shareholder services fee — Institutional Service Shares	(367,427)
Waiver of shareholder services fee — Cash Series Shares	(178,452)
Waiver of account administration fee — Institutional Service Shares	(44,654)
TOTAL WAIVERS		(1,934,905)
Net expenses			986,090
Net investment income			29,926
Net realized gain on investments			37
Change in net assets resulting from operations			$29,963

See Notes which are an integral part of the Financial Statements

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15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,926	$18,242
Net realized gain on investments	37	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,963	18,242
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(8,017)	(3,263)
Institutional Service Shares	(16,449)	(9,735)
Cash Series Shares	(7,175)	(5,102)
Distributions from net realized gain on investments
Institutional Shares	—	(7,376)
Institutional Service Shares	—	(27,686)
Cash Series Shares	—	(14,084)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,641)	(67,246)
Share Transactions:
Proceeds from sale of shares	741,219,813	1,075,738,440
Net asset value of shares issued to shareholders in payment of distributions declared	23,151	51,657
Cost of shares redeemed	(732,121,199)	(1,006,434,813)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	9,121,765	69,355,284
Change in net assets	9,120,087	69,306,280
Net Assets:
Beginning of period	542,893,335	473,587,055
End of period (including distributions in excess of net investment income of $(2,462) and $(747), respectively)	$552,013,422	$542,893,335

See Notes which are an integral part of the Financial Statements

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16

Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 36 portfolios. The financial statements included herein are only those of Federated Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted using the effective interest rate method.

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17

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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18

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	230,343,316	$230,343,316	237,148,183	$237,148,183
Shares issued to shareholders in payment of distributions declared	1,661	1,661	3,178	3,178
Shares redeemed	(179,268,121)	(179,268,121)	(217,149,991)	(217,149,991)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	51,076,856	$51,076,856	20,001,370	$20,001,370
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	220,939,276	$220,939,276	540,734,342	$540,734,342
Shares issued to shareholders in payment of distributions declared	14,320	14,320	29,310	29,310
Shares redeemed	(260,903,517)	(260,903,517)	(473,406,172)	(473,406,172)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(39,949,921)	$(39,949,921)	67,357,480	$67,357,480
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	289,937,221	$289,937,221	297,855,915	$297,855,915
Shares issued to shareholders in payment of distributions declared	7,170	7,170	19,169	19,169
Shares redeemed	(291,949,561)	(291,949,561)	(315,878,650)	(315,878,650)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(2,005,170)	$(2,005,170)	(18,003,566)	$(18,003,566)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	9,121,765	$9,121,765	69,355,284	$69,355,284

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Adviser voluntarily waived $909,653 of its fee.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,434 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived its entire fee of $428,285. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees. In addition, for the six months ended April 30, 2011, unaffiliated third-party financial intermediaries waived $545,879 of shareholder services fees and $44,654 of account administration fees. These waivers can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares (after the voluntary waivers and reimbursements) will not exceed 0.50%, 0.65% and 1.04% (the “Fee Limit”), respectively, up to but not including the later of (the Semi-Annual Shareholder Report

20

“Termination Date”): (a) March 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended April 30, 2011, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $299,105,000 and $317,390,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2011, 68.5% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.2% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. SUBSEQUENT EVENTS

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Virginia Municipal Cash Trust (the “Fund”)

(formerly, Virginia Municipal Cash Trust)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

23

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g .. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Virginia Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245
Cusip 608919825

G00133-01 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Money Market Obligations Trust

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	June 22, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011